UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class I
Nuveen Arizona Municipal Bond Fund FAZTX FZCCX NMARX
Nuveen Colorado Municipal Bond Fund FCOTX FAFKX FCORX
Nuveen Maryland Municipal Bond Fund NMDAX NACCX NMMDX
Nuveen New Mexico Municipal Bond Fund FNMTX FNCCX FNMRX
Nuveen Pennsylvania Municipal Bond Fund FPNTX FPCCX NBPAX
Nuveen Virginia Municipal Bond Fund FVATX FVCCX NMVAX

Table
of Contents
Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries 7
Yields 20
Expense Examples 22
Portfolios of Investments 24
Statement of Assets and Liabilities 75
Statement of Operations 77
Statement of Changes in Net Assets 79
Financial Highlights 82
Notes to Financial Statements 94
Shareholder Meeting Report 107
Additional Fund Information 108
Glossary of Terms Used in this Report 109
Liquidity Risk Management Program 110

Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through December 2023. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
January 19, 2024

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios
Overview and Holding Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended May 31, 2024.
Portfolio Manager Updates
Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of Nuveen Arizona Municipal Bond Fund and
Nuveen New Mexico Municipal Bond Fund.
Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of Nuveen Colorado
Municipal Bond Fund and Nuveen Pennsylvania Municipal Bond Fund. Additionally, Christopher Drahn will continue to serve as a portfolio manager of the Nuveen Colorado Municipal Bond Fund until his retirement on April 1, 2024.
Effective October 13, 2023, Michael Hamilton was added as a portfolio manager of Nuveen Maryland Municipal Bond Fund and
Nuveen Virginia Municipal Bond Fund.
There were no other changes to the portfolio management of the Funds during the reporting period.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Lipper Maryland Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Maryland Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge.
Lipper Pennsylvania Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Virginia Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Virginia Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
S&P Municipal Bond Arizona Index:
An index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Colorado Index:
An index designed to measure the performance of the tax-exempt Colorado municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Maryland Index:
An index designed to measure the performance of the tax-exempt Maryland municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Mexico Index:
An index designed to measure the performance of the tax-exempt New Mexico municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Pennsylvania Index:
An index designed to measure the performance of the tax-exempt Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Virginia Index:
An index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Arizona Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Arizona Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 10/29/86 1.83% 3.08% 1.40% 2.55% 0.82%
Class A at maximum Offering Price 10/29/86 (2.48)% (1.29)% 0.54% 2.11% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Arizona Index — 1.97% 3.28% 1.83% 2.63% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/03/97 1.94% 3.38% 1.62% 2.76% 0.62%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.52% 2.36% 0.62% 1.71% 1.62%
Class C at maximum Offering Price 2/10/14 0.52% 2.36% 0.62% 1.71% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 100.9%
Other Assets & Liabilities, N et (0.9)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Arizona 92.9%
Puerto Rico 4.8%
Guam 1.4%
Virgin Islands 0.9%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 25.7%
Education and Civic
Organizations 24.2%
Utilities 16.7%
Tax Obligation/General 12.5%
Health Care 12.1%
Transportation 4.8%
U.S. Guaranteed 1.5%
Other 2.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 26.3%
AAA 6.2%
AA 45.4%
A 12.3%
BBB 2.8%
BB or Lower 7.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Arizona personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Colorado Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Colorado Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 5/04/87 1.85% 3.58% 1.65% 2.92% 0.78%
Class A at maximum Offering Price 5/04/87 (2.44)% (0.80)% 0.77% 2.48% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Colorado Index — 2.08% 4.12% 2.25% 3.28% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/25/97 1.95% 3.66% 1.83% 3.12% 0.58%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.43% 2.73% 0.83% 2.04% 1.58%
Class C at maximum Offering Price 2/10/14 0.43% 2.73% 0.83% 2.04% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96 .8%
Other Assets & Liabilities, Net 3.2%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Colorado 98.9%
Puerto Rico 0.6%
California 0.5%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 32.6%
Utilities 15.6%
Health Care 15.5%
Tax Obligation/General 12.1%
Transportation 8.8%
U.S. Guaranteed 6.0%
Education and Civic
Organizations 6.0%
Other 3.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 13.2%
AAA 3.1%
AA 60.3%
A 15.1%
BBB 6.3%
BB or Lower 2.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Colorado personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Maryland Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Maryland Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 1.83% 3.55% 1.27% 2.44% 0.80%
Class A at maximum Offering Price 9/07/94 (2.48)% (0.75)% 0.40% 2.00% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Maryland Index — 1.70% 2.89% 1.65% 2.21% —
Lipper Maryland Municipal Debt Funds Classification
Average — 1.59% 3.15% 1.21% 1.97% —
Class I 2/28/92 2.06% 3.76% 1.49% 2.65% 0.60%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.52% 2.72% 0.49% 1.64% 1.60%
Class C at maximum Offering Price 2/10/14 0.52% 2.72% 0.49% 1.64% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97 .4%
Other Assets & Liabilities, Net 4.7%
Borrowings (2.1)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Maryland 80.7%
Puerto Rico 6.9%
California 2.6%
Guam 2.6%
District of Columbia 1.5%
Virgin Islands 1.2%
New York 1.2%
Pennsylvania 1.0%
Texas 0.9%
New Jersey 0.5%
Virginia 0.5%
Ohio 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Health Care 21.1%
Tax Obligation/Limited 18.6%
Housing/Multifamily 11.7%
Transportation 8.2%
Tax Obligation/General 7.5%
Education and Civic
Organizations 7.1%
Utilities 5.5%
Long-Term Care 5.1%
U.S. Guaranteed 4.5%
Other 10.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 16.9%
AAA 5.6%
AA 26.4%
A 25.8%
BBB 17.4%
BB or Lower 7.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Maryland personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New Mexico Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Mexico Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 9/16/92 1.83% 3.20% 1.40% 2.30% 0.87%
Class A at maximum Offering Price 9/16/92 (2.49)% (1.17)% 0.54% 1.87% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond New Mexico Index — 1.68% 2.72% 1.60% 2.03% —
Lipper Other States Municipal Debt Funds
Classification Average — 1.40% 2.69% 1.03% 2.04% —
Class I 2/24/97 1.92% 3.40% 1.60% 2.51% 0.67%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.41% 2.38% 0.59% 1.52% 1.67%
Class C at maximum Offering Price 2/10/14 0.41% 2.38% 0.59% 1.52% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 95 .7%
Other Assets & Liabilities, Net 4.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Mexico 82.5%
Puerto Rico 6.9%
Guam 4.4%
Virgin Islands 3.1%
Minnesota 1.4%
Washington 1.0%
Arizona 0.7%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 40.1%
Utilities 23.8%
Health Care 11.4%
Tax Obligation/General 8.1%
Education and Civic
Organizations 6.8%
Housing/Single Family 4.4%
U.S. Guaranteed 2.3%
Other 3.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 14.6%
AAA 23.1%
AA 45.1%
A 9.0%
BBB 4.7%
BB or Lower 3.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Mexico personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Pennsylvania Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 10/29/86 1.49% 2.27% 1.51% 2.73% 0.80%
Class A at maximum Offering Price 10/29/86 (2.76)% (2.00)% 0.64% 2.29% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Pennsylvania Index — 1.81% 3.35% 2.02% 2.92% —
Lipper Pennsylvania Municipal Debt Funds
Classification Average — 1.46% 2.90% 1.27% 2.42% —
Class I 2/03/97 1.59% 2.45% 1.72% 2.93% 0.60%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.07% 1.43% 0.70% 1.84% 1.60%
Class C at maximum Offering Price 2/10/14 0.07% 1.43% 0.70% 1.84% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 85 .8%
Common Stocks 6 .5%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net 7.7%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Pennsylvania 98.3%
Puerto Rico 0.9%
New Jersey 0.8%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 14.7%
Health Care 14.3%
Education and Civic
Organizations 14.3%
Housing/Single Family 13.4%
Utilities 9.4%
Transportation 8.3%
Long-Term Care 7.8%
U.S. Guaranteed 5.9%
Tax Obligation/Limited 3.4%
Other 1.5%
Variable Rate Senior Loan
Interests 0.0%
Common Stocks 7.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 16.4%
AAA 1.2%
AA 42.8%
A 26.8%
BBB 8.8%
BB or Lower 4.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Pennsylvania personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Virginia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Virginia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2023
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 3/27/86 1.72% 3.37% 1.38% 2.53% 0.78%
Class A at maximum Offering Price 3/27/86 (2.59)% (0.93)% 0.52% 2.10% —
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79% —
S&P Municipal Bond Virginia Index — 1.92% 3.16% 1.83% 2.55% —
Lipper Virginia Municipal Debt Funds Classification
Average — 1.47% 2.75% 0.98% 1.95% —
Class I 2/03/97 1.92% 3.59% 1.58% 2.75% 0.58%
Total Returns as of
November 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.31% 2.55% 0.57% 1.70% 1.58%
Class C at maximum Offering Price 2/10/14 0.31% 2.55% 0.57% 1.70% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 95 .0%
Other Assets & Liabilities, Net 5.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Virginia 70.2%
District of Columbia 15.1%
Puerto Rico 7.2%
Guam 2.4%
Virgin Islands 1.4%
California 1.4%
Pennsylvania 1.0%
Texas 0.7%
Colorado 0.4%
New York 0.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 24.0%
Tax Obligation/Limited 17.8%
Health Care 16.8%
Education and Civic
Organizations 9.6%
U.S. Guaranteed 7.7%
Utilities 6.4%
Tax Obligation/General 5.3%
Other 12.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 25.6%
AAA 10.4%
AA 38.6%
A 12.1%
BBB 6.2%
BB or Lower 7.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of November 30, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.93% 2.28% 3.24%
SEC 30-Day Yield 3.57% 2.95% 3.90%
Taxable-Equivalent Yield (43 .3%)
2
6.29% 5.20% 6.87%
Nuveen Colorado Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.27% 2.64% 3.60%
SEC 30-Day Yield 3.60% 2.99% 3.95%
Taxable-Equivalent Yield (45.2%)
2
6.57% 5.46% 7.21%
Nuveen Maryland Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.07% 2.47% 3.45%
SEC 30-Day Yield 3.59% 2.97% 3.92%
Taxable-Equivalent Yield (46.6%)
2
6.51% 5.39% 7.11%
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.02% 2.39% 3.32%
SEC 30-Day Yield 3.47% 2.85% 3.79%
Taxable-Equivalent Yield (46.7%)
2
6.49% 5.33% 7.09%
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.80% 2.16% 3.11%
SEC 30-Day Yield 3.12% 2.49% 3.44%
Taxable-Equivalent Yield (43.9%)
2
5.54% 4.42% 6.11%

Nuveen Virginia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.27% 2.65% 3.60%
SEC 30-Day Yield 3.42% 2.80% 3.75%
Taxable-Equivalent Yield (46.6%)
2
6.36% 5.21% 6.97%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2023.
The beginning of the period is June 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.30 $1,015.20 $1,019.40
Expenses Incurred During the Period $4.09 $8.11 $3.08
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.93 $1,016.93 $1,021.93
Expenses Incurred During the Period $4.09 $8.12 $3.08
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Colorado Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.50 $1,014.30 $1,019.50
Expenses Incurred During the Period $3.94 $7.96 $2.93
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.11 $1,017.11 $1,022.11
Expenses Incurred During the Period $3.94 $7.97 $2.93
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Nuveen Maryland Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.30 $1,015.20 $1,020.60
Expenses Incurred During the Period $4.24 $8.26 $3.23
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.82 $1,016.82 $1,021.82
Expenses Incurred During the Period $4.24 $8.27 $3.23
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64% and 0.64% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.30 $1,014.10 $1,019.20
Expenses Incurred During the Period $4.39 $8.41 $3.38
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.64 $1,016.64 $1,021.64
Expenses Incurred During the Period $4.39 $8.42 $3.39
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.87%, 1.67% and 0.67% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,014.90 $1,010.70 $1,015.90
Expenses Incurred During the Period $4.03 $8.04 $3.02
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.98 $1,016.98 $1,021.98
Expenses Incurred During the Period $4.04 $8.07 $3.03
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Virginia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,017.20 $1,013.10 $1,019.20
Expenses Incurred During the Period $4.03 $8.05 $3.03
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.98 $1,016.98 $1,021.98
Expenses Incurred During the Period $4.04 $8.07 $3.03
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.9%
X 149,830,283
MUNICIPAL BONDS - 100.9%   X 149,830,283
Education and Civic Organizations - 24 .5%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 1,026,079
1,500 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Green Series 2023A, 5.500%, 7/01/48
7/33 at 100.00 1,696,697
500 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 509,513
1,620 Arizona Board of Regents, Arizona State University System Revenue Bonds,
Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 1,688,080
Arizona Board of Regents, Arizona State University System Revenue Bonds,
Series 2021C:
225 4.000%, 7/01/44 7/31 at 100.00 224,714
250 4.000%, 7/01/46 7/31 at 100.00 248,461
940 Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 945,429
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 1,527,511
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 1,291,175
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%, 7/01/37,
144A
7/26 at 100.00 211,382
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 222,412
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/37,
144A
7/27 at 100.00 24,280
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 308,953
705 5.000%, 7/01/47 7/27 at 100.00 712,730
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/47,
144A
7/27 at 100.00 135,034
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 198,718
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye Canyon
Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 408,959
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series 2017A,
5.000%, 3/01/48
9/27 at 100.00 789,511
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 1,028,906
75 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call 73,368
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 137,917
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 507,706
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project, Series
2020A-2, 6.000%, 9/15/38, 144A
12/23 at 105.00 518,618

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 85 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%, 7/01/30,
144A
7/28 at 100.00 $ 77,909
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%,
10/01/45
10/29 at 100.00 2,932,918
1,160 Industrial Development Authority, Pima County, Arizona, Education Revenue
Bonds, Center for Academic Success Project, Refunding Series 2019, 5.000%,
7/01/37
7/29 at 100.00 1,180,086
620 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/40, 144A
7/29 at 100.00 582,688
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A,
4.000%, 7/01/41, 144A
7/29 at 100.00 595,986
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%,
7/01/37
7/27 at 100.00 148,648
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%,
7/01/48
7/27 at 100.00 211,774
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 1,053,435
750 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A, 5.000%,
7/01/39
7/29 at 100.00 772,150
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2020, 5.250%,
7/01/45
7/29 at 100.00 1,027,475
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A, 4.000%,
7/01/41, 144A
7/31 at 100.00 476,133
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47,
144A
7/26 at 100.00 349,876
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 835,413
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020, 4.000%,
7/01/50
1/30 at 100.00 2,730,382
1,000 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016,
5.000%, 7/01/38
7/26 at 100.00 1,024,849
Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 697,464
800 Northern Arizona University, System Revenue Bonds, Refunding Series 2015,
5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 815,139
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 22,616
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 392,601
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%,
7/01/35, 144A
7/25 at 100.00 220,516
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%,
7/01/41, 144A
7/26 at 100.00 335,372
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%,
9/01/45, 144A
9/30 at 100.00 849,219

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
$ 40 3.250%, 7/01/25 No Opt. Call $ 39,112
750 5.000%, 7/01/35 7/25 at 100.00 754,945
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 822,169
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 1,030,165
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 92,245
320 6.125%, 6/15/47, 144A 6/26 at 100.00 277,053
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36
7/26 at 100.00 98,092
25 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%,
2/01/48, 144A
2/24 at 100.00 25,014
65 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28, 144A
No Opt. Call 67,263
250 Pima County Industrial Development Authority, Arizona, Education Revenue
Bonds, Noah Webster Schools Mesa Project, Series 2015A, 5.000%, 12/15/34,
144A
6/25 at 100.00 240,159
145 Pinal County Community College District, Arizona, Revenue Bonds, Central
Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 150,910
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 471,553
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 481,058
Total Education and Civic Organizations 36,318,540
Health Care - 12 .2%
Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A:
890 4.000%, 9/01/38 9/30 at 100.00 856,868
405 4.000%, 9/01/39 9/30 at 100.00 386,347
225 4.000%, 9/01/46 9/30 at 100.00 203,292
Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix
Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 937,534
Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix
Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 1,525,862
1,000 4.000%, 2/01/40 2/32 at 100.00 967,973
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A:
600 5.000%, 9/01/36 9/28 at 100.00 631,946
870 4.125%, 9/01/42 9/28 at 100.00 830,866
Maricopa County Industrial Development Authority, Arizona, Revenue Bonds,
Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 1,830,810
2,000 5.000%, 1/01/35 1/27 at 100.00 2,083,265
1,145 5.000%, 1/01/38 1/27 at 100.00 1,177,401
1,665 Maricopa County Industrial Development Authority, Arizona, Revenue Bonds,
Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 1,598,552
Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 539,472
1,350 4.000%, 4/01/46 4/31 at 100.00 1,219,455

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 295 Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%,
8/01/36
8/26 at 100.00 $ 302,927
750 Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33
12/23 at 100.00 750,377
Yavapai County Industrial Development Authority, Arizona, Hospital Revenue
Bonds, Yavapai Regional Medical Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 837,744
1,000 4.000%, 8/01/43 8/29 at 100.00 897,612
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 504,705
Total Health Care 18,083,008
Housing/Multifamily - 0 .8%
500 Arizona Industrial Development Authority, Student Housing Revenue Bonds,
Provident Group - NCCU Properties LLC- North Carolina Central University,
Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 529,129
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 177,762
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 442,275
Total Housing/Multifamily 1,149,166
Information Technology - 0 .2%
275 Chandler Industrial Development Authority, Arizona, Industrial Development
Revenue Bonds, Intel Corporation Project, Series 2007, 4.100%, 12/01/37,
(AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 276,848
Total Information Technology 276,848
Long-Term Care - 1 .5%
120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 88,039
900 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 691,519
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 1,090,444
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella
at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 347,134
Total Long-Term Care 2,217,136
Tax Obligation/General - 12 .6%
550 Buckeye Union High School District 201, Maricopa County, Arizona, General
Obligation Bonds, School Improvement Project, Refunding Series 2017,
5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 585,173
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 1,024,884
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 - AGM
Insured
7/27 at 100.00 1,571,567
810 Maricopa County Elementary School District 68, Alhambra, Arizona, General
Obligation Bonds, Project of 2017, Series 2019B, 4.000%, 7/01/39
7/28 at 100.00 808,847
370 Maricopa County School District 214 Tolleson Union High, Arizona, General
Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%,
7/01/37
7/27 at 100.00 390,293
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B, 4.000%,
7/01/40
7/29 at 100.00 602,351
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 1,123,320

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 - BAM
Insured
7/27 at 100.00 $ 1,060,123
275 Maricopa County Unified School District 69 Paradise Valley, Arizona, General
Obligation Bonds, School Improvement Project of 2015, Series 2021E,
3.000%, 7/01/40
7/30 at 100.00 230,990
1,350 Maricopa County Unified School District 80, Chandler, Arizona, School
Improvement Bonds, 2019 Project, Series 2021B, 3.000%, 7/01/40
7/30 at 100.00 1,145,823
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona, General
Obligation Bonds, School Improvement Series 2020, 4.000%, 7/01/38
7/29 at 100.00 1,009,695
860 Maricopa County Union High School District 210 Phoenix, Arizona, General
Obligation Bonds, School Improvement & Project of 2011 Series 2017E,
5.000%, 7/01/35
7/27 at 100.00 915,897
2,000 Maricopa County Union High School District 210 Phoenix, Arizona, General
Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018,
5.000%, 7/01/37
7/27 at 100.00 2,107,101
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 793,487
690 Northwest Fire District of Pima County, Arizona, General Obligation Bonds,
Series 2017, 5.000%, 7/01/36
7/27 at 100.00 730,049
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%,
7/01/34 - AGM Insured
7/24 at 100.00 1,134,066
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
1/24 at 100.00 500,535
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 - AGM
Insured
7/25 at 100.00 767,388
750 Pima County Unified School District 6 Marana, Arizona, General Obligation
Bonds, School Improvement, Project of 2014, Series 2019E, 4.000%, 7/01/39
- AGM Insured
7/29 at 100.00 751,016
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A, 5.000%,
7/01/36 - BAM Insured
7/27 at 100.00 844,220
Western Maricopa Education Center District 402, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 360,949
335 4.500%, 7/01/34 7/24 at 100.00 335,561
Total Tax Obligation/General 18,793,335
Tax Obligation/Limited - 25 .9%
100 Arizona Industrial Development Authority, Arizona, Economic Development
Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series
2020, 5.000%, 6/01/31, 144A
No Opt. Call 99,536
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 121,244
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,021,179
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 418,996
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 576,930
95 (c) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 513,217
450 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 446,786
500 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 522,721

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 $ 1,049,991
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 1,281,313
1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation
Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 1,024,422
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38
1/24 at 100.00 137,779
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43
7/27 at 100.00 273,951
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 12, Series 2021, 3.250%, 7/01/35
7/30 at 100.00 410,060
Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation
Bonds, Series 2020:
280 4.000%, 7/15/30 No Opt. Call 283,309
480 4.000%, 7/15/35 7/30 at 100.00 449,916
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 47,736
750 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2, Series
2023, 5.750%, 7/01/46
7/32 at 100.00 737,860
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
1/24 at 100.00 345,401
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 747,745
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 267,651
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 1,449,216
224 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017, 5.200%,
7/01/37
7/27 at 100.00 212,488
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1/24 at 100.00 991,910
500 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023, 5.250%,
7/15/43
7/33 at 100.00 553,028
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 462,894
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 170,857
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/39
8/28 at 100.00 1,501,263
1,200 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 1,188,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 1,217,719
1,000 0.000%, 7/01/46 7/28 at 41.38 295,093
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,200 4.536%, 7/01/53 7/28 at 100.00 1,096,664
1,420 4.784%, 7/01/58 7/28 at 100.00 1,337,732
Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 530,625
560 4.000%, 8/01/35 8/26 at 100.00 569,313
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 803,604
4,900 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds,
Series 2020, 4.000%, 8/01/50
8/30 at 100.00 4,672,978

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding
Series2014A:
$ 600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 $ 604,664
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 906,383
510 Superstition Vistas Community Facilities District 1, Apache Junction, Arizona,
Special Assessment Revenue Bonds, Series 2023, 6.000%, 7/01/47
7/33 at 100.00 511,001
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015, 5.000%,
7/01/30
7/25 at 100.00 827,654
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 1,165,328
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016, 5.000%,
7/01/31
7/26 at 100.00 628,411
750 Verrado District 1 Community Facilites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 5.000%, 7/15/43 - BAM Insured
7/33 at 100.00 797,938
950 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/24 at 100.00 950,517
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
1/24 at 100.00 1,091,333
2,260 Yavapai County Jail District, Arizona, Pledged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 2,255,950
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 846,054
Total Tax Obligation/Limited 38,489,127
Transportation - 4 .8%
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 676,489
1,315 5.000%, 7/01/45 7/25 at 100.00 1,322,985
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,524,471
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,032,458
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge
Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 1,084,226
500 5.000%, 7/01/38 7/29 at 100.00 523,265
Total Transportation 7,163,894
U.S. Guaranteed - 1 .5% (d)
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health
Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 590,681
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 269,270
Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 433,950
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 948,700
Total U.S. Guaranteed 2,242,601
Utilities - 16 .9%
1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 918,036
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 1,324,939
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C, 5.000%,
7/01/36
No Opt. Call 1,738,186
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 1,992,845
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 813,531

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien
Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 $ 1,445,710
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 507,250
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 750,371
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 765,473
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 460,850
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
1,000 3.000%, 7/01/44 7/30 at 100.00 788,355
1,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 1,113,546
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 590,548
2,185 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 2,345,561
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 318,645
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B:
1,000 5.000%, 7/01/33, 144A 7/31 at 100.00 1,011,273
1,000 5.000%, 7/01/37, 144A 7/31 at 100.00 1,001,835
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 510,629
1,000 5.000%, 12/01/45 6/25 at 100.00 1,026,318
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 1,043,860
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 2,712,393
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 1,916,474
Total Utilities 25,096,628
Total Municipal Bonds
(cost $154,829,883) 149,830,283
Total Long-Term Investments
(cost $154,829,883) 149,830,283
Other Assets & Liabilities, Net - (0.9)% (1,339,853)
Net Assets - 100% $ 148,490,430
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.8%
X 421,335,268
MUNICIPAL BONDS - 96.8%   X 421,335,268
Consumer Discretionary - 0 .8%
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 $ 511,661
1,000 5.000%, 12/01/32 12/26 at 100.00 1,021,264
2,000 5.000%, 12/01/35 12/26 at 100.00 2,031,321
Total Consumer Discretionary 3,564,246
Education and Civic Organizations - 5 .8%
Colorado Educational and Cultural Facilities Authority Charter School
Revenue Bonds, Monument Academy Charter School Project, Refunding
Series 2014:
290 4.000%, 10/01/24 No Opt. Call 290,618
720 3.625%, 10/01/29 10/24 at 100.00 707,318
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 482,335
500 5.250%, 7/01/46, 144A 7/25 at 100.00 462,058
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
1/24 at 100.00 505,431
410 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
1/24 at 100.00 410,110
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 315,302
1,000 5.000%, 1/15/44 1/24 at 100.00 997,957
420 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%,
12/01/33
1/24 at 100.00 420,084
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 80,799
100 4.000%, 7/01/51, 144A 7/31 at 100.00 72,451
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34,
144A
7/24 at 100.00 1,000,940
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series 2015A,
5.000%, 12/01/38
12/24 at 100.00 1,006,200
795 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35
1/24 at 100.00 796,808
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38
4/28 at 100.00 615,096
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015, 5.000%, 12/15/45, 144A
12/25 at 100.00 1,001,443
500 Colorado Educational and Cultural Facilities Authority, Independent School
Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 516,908
Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky
Mountain Classical Academy Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 222,613
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 841,798
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A:
1,000 4.000%, 3/01/35 3/27 at 100.00 1,007,962
3,000 5.000%, 3/01/47 3/27 at 100.00 3,060,527

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds, West
Ridge Academy Charter School, Refunding & Improvement Series 2019,
5.000%, 6/01/49
6/24 at 100.00 $ 400,451
1,500 Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional
Enterprise Revenue Bonds, Green Series 2023C, 5.250%, 12/01/53
12/33 at 100.00 1,606,157
1,335 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/34
9/27 at 100.00 1,368,661
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
3/28 at 100.00 1,991,194
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 2,008,927
1,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap
Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 992,445
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 2,030,579
Total Education and Civic Organizations 25,213,172
Health Care - 15 .0%
Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth
Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 1,896,882
1,000 4.000%, 11/15/43 11/29 at 100.00 953,189
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth
Obligated Group, Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 942,103
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth
Obligated Group, Series 2023A-2, 5.000%, 11/15/57, (Mandatory Put
11/15/33)
11/32 at 101.57 2,240,740
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 940,725
225 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016B, 5.000%, 11/15/29
5/26 at 100.00 235,971
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%, 11/15/48
5/28 at 100.00 3,078,277
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 5.000%, 10/01/30
No Opt. Call 759,477
7,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2016A, 5.000%, 12/01/44
6/26 at 100.00 7,052,745
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 4,759,325
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 2,637,624
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 2,354,140
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 538,113
5,095 5.500%, 11/01/47 11/32 at 100.00 5,396,532
4,000 5.250%, 11/01/52 11/32 at 100.00 4,127,709
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A:
2,150 4.000%, 5/15/52 5/32 at 100.00 2,048,757
2,000 5.000%, 5/15/52 5/32 at 100.00 2,108,678
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center Inc. Project, Refunding Series 2017:
265 5.000%, 9/01/24 No Opt. Call 267,214
235 5.000%, 9/01/26 No Opt. Call 241,165
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 3,597,062
1,315 4.000%, 9/01/34 9/25 at 100.00 1,309,549
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 1,063,723

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A:
$ 545 5.000%, 11/01/32 11/29 at 100.00 $ 589,702
2,000 4.000%, 11/01/39 11/29 at 100.00 1,962,883
3,950 5.000%, 11/01/49 11/29 at 100.00 4,050,980
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health
System, Refunding Series 2019A, 4.000%, 1/01/35
1/30 at 100.00 3,576,142
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View
Hospital Association, Refunding Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 225,989
1,920 4.000%, 5/15/34 5/27 at 100.00 1,933,627
1,050 4.000%, 5/15/35 5/27 at 100.00 1,055,109
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View
Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 2,010,381
Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010:
355 5.500%, 9/01/25 1/24 at 100.00 347,636
600 5.500%, 9/01/30 1/24 at 100.00 579,087
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds,
Series 2014A, 5.000%, 12/01/39
1/24 at 100.00 475,018
Total Health Care 65,356,254
Housing/Multifamily - 0 .5%
280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 -
AGM Insured, (AMT)
1/24 at 100.00 280,399
2,000 Denver City and County Housing Authority, Colorado, Multifamily Housing
Revenue Bonds, Flo Senior Apartments Project, Sustainability Green Series
2023A, 4.500%, 7/01/41
7/33 at 100.00 2,030,498
Total Housing/Multifamily 2,310,897
Long-Term Care - 1 .9%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 417,298
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 1,293,441
3,000 5.000%, 1/01/37 1/24 at 102.00 2,842,551
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 1,584,803
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%, 12/01/35
6/25 at 100.00 1,011,229
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47
5/27 at 100.00 1,110,162
Total Long-Term Care 8,259,484
Tax Obligation/General - 11 .7%
200 Aspen Fire Protection District, Pitkin County, Colorado, Certificates of
Participation, Series 2019, 4.000%, 12/01/32
12/29 at 100.00 205,628
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 151,779
2,000 Delta County Joint School District 50 Delta, Gunnison, Montrose and Mesa
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 2,132,295
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2019,
4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 1,062,971
3,000 Denver School District 1, Colorado, General Obligation Bonds, Series 2021,
4.000%, 12/01/41
12/30 at 100.00 3,019,809
4,625 Denver School District 1, Colorado, General Obligation Bonds, Series 2022A,
5.000%, 12/01/45
6/32 at 100.00 5,083,163
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 1,955,618

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Eagle River Water and Sanitation District, Eagle County, Colorado, General
Obligation Bonds, Series 2016:
$ 480 4.500%, 12/01/36 12/26 at 100.00 $ 494,261
2,500 5.000%, 12/01/45 12/26 at 100.00 2,590,084
1,220 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 1,223,177
Foothills Park and Recreation District, Subdistrict A, Jefferson County,
Colorado, General Obligation Bonds, Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 600,194
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 455,546
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 1,319,798
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 2,918,723
Grand River Hospital District, Garfield and Mesa Counties, Colorado, General
Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 696,010
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 1,821,256
3,000 Gunnison Watershed School District RE1J, Gunnison and Saguache Counties,
Colorado, General Obligation Bonds, Series 2023, 5.000%, 12/01/47
12/32 at 100.00 3,240,585
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 1,393,871
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 2,010,305
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax,
Series 2017, 4.000%, 12/01/35
12/26 at 100.00 763,442
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General Obligation
Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 1,465,798
1,140 Roaring Fork Transportation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 1,109,115
2,410 Weld County School District 6, Greeley, Colorado, General Obligation Bonds,
Series 2020, 5.000%, 12/01/44
12/29 at 100.00 2,562,878
1,125 Weld County School District 6, Greeley, Colorado, General Obligation Bonds,
Series 2021, 4.000%, 12/01/45
6/31 at 100.00 1,116,274
8,500 Weld County School District RE-4, Windsor, Colorado, General Obligation
Bonds, Series 2023, 5.250%, 12/01/47
12/32 at 100.00 9,402,335
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 2,106,773
Total Tax Obligation/General 50,901,688
Tax Obligation/Limited - 31 .6%
1,770 Aerotropolis Regional Transportation Authority, Colorado, Special Revenue
Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 1,575,122
368 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1, Refunding
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 324,292
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 1,696,712
Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series 2023:
1,275 5.000%, 12/01/41 12/33 at 100.00 1,425,842
1,335 5.000%, 12/01/42 12/33 at 100.00 1,486,909
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 556,516
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 440,080
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
1/24 at 102.00 1,024,006
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020, 3.375%,
12/01/26, 144A
12/25 at 103.00 564,906

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,500 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams and
Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding
Bonds, Series 2023, 5.375%, 12/01/53 - BAM Insured
12/33 at 100.00 $ 2,681,078
Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement Bonds,
Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 1,118,434
1,000 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 926,097
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
1/24 at 102.00 1,028,489
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 502,221
480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 461,768
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
1/24 at 103.00 1,670,103
2,000 Colorado State, Building Excellent Schools Today, Certificates of Participation,
Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 2,080,328
1,000 Colorado State, Building Excellent Schools Today, Certificates of Participation,
Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 1,000,314
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated Headquarters
Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 1,805,344
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 2,039,366
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax
General Obligation Bonds, Refunding Convertible to Unlimited Tax Series
2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 2,113,915
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 670,073
898 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
6/24 at 103.00 804,258
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General
Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 - AGM Insured
12/28 at 100.00 925,611
1,250 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020A, 4.000%,
12/01/44 - AGM Insured
12/30 at 100.00 1,219,453
935 Cumberland Green Metropolitan District, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2015,
5.250%, 12/01/45
12/25 at 100.00 886,817
1,185 Denver City and County School District 1, Colorado, Lease Purchase Program
Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 1,210,894
Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 1,040,832
1,785 4.000%, 8/01/40 8/31 at 100.00 1,787,407
125 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%,
12/01/39, 144A
1/24 at 103.00 125,617
500 Denver West Promenade Metropolitan District, Lakewood, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013,
5.375%, 12/01/42
1/24 at 100.00 484,108
1,000 Denver, Colorado, Certificates of Participation, Convention Center Expansion
Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 959,838
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation
Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM Insured
12/28 at 100.00 5,773,226
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 2,060,301

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 $ 618,837
1,000 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 1,012,159
First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 445,792
595 5.000%, 12/01/39 9/24 at 103.00 581,339
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds,
Series 2014, 6.000%, 12/01/38
12/24 at 100.00 468,553
1,525 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%, 12/01/33
12/31 at 100.00 1,595,793
890 Four Corners Business Improvement District, Erie, Boulder County, Colorado,
Limited Tax Supported Revenue Bonds, Series 2022, 6.000%, 12/01/52
9/27 at 103.00 808,139
500 Future Legends Sports Park Business Improvement District, Colorado, Limited
Tax General Obligation Bonds, Series 2022A and Subordinate Limited Tax
General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 480,772
800 Glen Metropolitan District 1, El Paso County, Colorado, General Obligation
Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM Insured
12/25 at 100.00 808,749
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM Insured
6/32 at 100.00 643,599
Grand Junction, Colorado, Certificates of Participation, Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 488,122
225 4.000%, 12/01/37 12/29 at 100.00 227,583
675 Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Special Revenue Refunding Improvement
Senior Series 2023A, 5.125%, 12/01/53 - BAM Insured
12/33 at 100.00 702,127
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
1/24 at 100.00 335,112
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44
12/24 at 100.00 1,001,369
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG Insured
12/27 at 100.00 1,193,189
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado,
Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
1/24 at 103.00 323,535
500 (c) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
1/24 at 100.00 490,419
Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation and Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 480,015
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 2,077,260
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 1,591,040
Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2016:
825 5.000%, 12/01/36 12/26 at 100.00 843,890
1,805 5.000%, 12/01/41 12/26 at 100.00 1,825,913
1,000 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.250%, 12/01/48 - AGM Insured
12/33 at 100.00 1,000,054
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 681,963
1,000 Midtown at Clear Creek Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023A, 5.500%,
12/01/43 - BAM Insured
12/33 at 100.00 1,088,575
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 1,143,080
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/40 - AGM Insured
12/28 at 100.00 992,077
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 456,653

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 $ 474,782
570 Nexus North at DIA Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 478,984
709 North Range Metropolitan District 2, Adams County, Colorado , Limited
Tax General Obligation Bonds, Refunding Special Revenue & Improvement
Series 2017A, 5.625%, 12/01/37
1/24 at 102.00 713,962
4,000 Northern Colorado Water Conservancy District, Certificates of Participation,
Series 2022, 5.250%, 7/01/52
7/31 at 100.00 4,304,959
Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment
Revenue Bonds, Urban Renewal Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call 238,252
305 4.000%, 12/01/28 No Opt. Call 308,979
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 670,724
Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016:
125 5.000%, 12/01/24 No Opt. Call 125,933
1,500 5.000%, 12/01/36 12/26 at 100.00 1,524,222
Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 1,084,251
2,380 5.000%, 12/01/45 12/25 at 100.00 2,392,263
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 1,050,809
1,650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM Insured
12/29 at 100.00 1,669,500
1,500 Platte River Metropolitan District, Weld County, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53, 144A
8/29 at 103.00 1,517,630
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
1/24 at 100.00 1,416,127
500 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 487,639
Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 538,119
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 530,240
1,550 Pueblo County, Colorado, Certificates of Participation, Community
Improvement Projects, Series 2023A, 4.000%, 7/01/43
7/32 at 100.00 1,456,922
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 159,800
2,516 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 2,501,278
880 Raindance Metropolitan District 2, Windsor, Colorado, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 831,800
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 2,603,136
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/44
12/24 at 100.00 365,060
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 2,433,662
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45
12/26 at 100.00 447,878
555 Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 493,309
1,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle Counties,
Colorado, Certificates of Participation, Series 2023, 5.000%, 12/15/43 - BAM
Insured
6/31 at 100.00 1,064,613
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax
Bonds, Refunding Series 2023, 5.000%, 12/01/37 - AGM Insured
12/32 at 100.00 1,087,180

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM Insured
12/31 at 100.00 $ 1,865,180
275 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%, 12/01/52
- AGM Insured
12/32 at 100.00 288,064
550 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation Bonds,
Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 473,277
200 Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation
Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 195,494
350 Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation
Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 325,078
1,000 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Improvement Series 2020A-2,
4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 933,640
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
1/24 at 102.00 474,585
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Refunding & improvement
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 889,681
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/39
12/27 at 100.00 776,681
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 378,143
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.500%, 12/01/42
6/30 at 102.00 569,388
Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation
Bonds, Refunding Series 2019:
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 507,143
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 275,567
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 275,454
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 776,380
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 1,562,495
770 Thornton Development Authority, Colorado, Tax Increment Revenue Bonds,
North Washington Street Corridor Project, Refunding Series 2015, 3.250%,
12/01/28
12/24 at 100.00 765,037
5,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 5,018,781
2,000 Triview Metropolitan District 4, El Paso County, California, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
1/24 at 103.00 1,958,277
225 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/29 - AGM Insured
12/24 at 103.00 235,719
4,000 Ventana Metropolitan District, El Paso County, Colorado, General Obligation
Bonds, Limited Tax Refunding and Improvement Series 2023A, 6.500%,
9/01/53, 144A
12/28 at 103.00 4,119,441
Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado,
General Obligation Refunding Bonds, Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 553,965
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,312,388
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 505,939
Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call 102,797
1,000 4.000%, 12/01/33 12/26 at 100.00 896,712
300 5.000%, 12/01/35 12/26 at 100.00 293,126
645 5.250%, 12/01/40 12/26 at 100.00 629,424

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 $ 453,520
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 929,552
600 Westerly Metropolitan District 4, Weld County, Colorado, General Obligation
Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 535,381
Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,546,843
1,000 4.000%, 12/01/38 12/25 at 100.00 1,003,910
Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 1,030,644
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 1,595,777
1,400 Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado,
Limited Tax Convertible to Unlimited Tax, General Obligation Refunding
Series 2023, 5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 1,445,463
Total Tax Obligation/Limited 137,346,944
Transportation - 8 .5%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express Lanes
Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 995,149
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44,
(AMT)
1/24 at 100.00 500,649
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call 3,077,008
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 2,144,356
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 3,560,337
3,585 5.500%, 11/15/53, (AMT) 11/32 at 100.00 3,871,704
500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 538,753
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D:
1,000 5.750%, 11/15/45, (AMT) 11/32 at 100.00 1,111,158
1,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 1,038,090
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
2/24 at 100.00 1,002,798
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
2,000 5.000%, 12/01/27, (AMT) No Opt. Call 2,112,808
1,000 5.000%, 12/01/30, (AMT) No Opt. Call 1,091,210
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 8,520,478
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 1,059,035
500 Denver City and County, Colorado, Special Facilities Airport Revenue Bonds,
United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32, (AMT)
1/24 at 100.00 494,933
620 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
1/24 at 100.00 620,682
Grand Junction Regional Airport Authority, Colorado, General Airport
Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call 700,839
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 1,015,464
1,215 5.000%, 12/01/32 12/26 at 100.00 1,264,738
1,275 5.000%, 12/01/33 12/26 at 100.00 1,324,701
1,000 5.000%, 12/01/34 12/26 at 100.00 1,037,102
Total Transportation 37,081,992

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 5 .8% (d)
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding
Series 2017:
$ 50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 $ 53,377
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 1,692,047
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 3,602,281
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical
Lutheran Good Samaritan Society Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 461,843
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 3,078,954
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of
Charity of Leavenworth Health Services Corporation, Series 2013A, 5.000%,
1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 575,730
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 535,155
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 535,155
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014,
5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 1,010,692
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 1,264,223
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 6,321,114
1,000 Gunnison Watershed School District RE1J, Gunnison and Saguache Counties,
Colorado, General Obligation Bonds, Refunding Series 2014A, 4.000%,
12/01/33, (Pre-refunded 12/01/24)
12/24 at 100.00 1,008,691
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,018,114
645 University of Colorado, Enterprise System Revenue Bonds, Refunding Series
2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 647,802
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding Series
2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 3,602,584
Total U.S. Guaranteed 25,407,762
Utilities - 15 .2%
Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 12/29 at 100.00 1,010,412
1,845 4.000%, 12/01/38 12/29 at 100.00 1,864,193
Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System
Project, Series 2022:
13,130 5.000%, 6/01/47 6/32 at 100.00 14,093,318
3,550 5.000%, 6/01/52 6/32 at 100.00 3,785,397
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 462,186
4,435 Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement
Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 4,853,599
4,000 Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement
Series 2023A, 5.250%, 11/15/53
11/33 at 100.00 4,400,628
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 505,028
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Sterling Wastewater Utility Enterprise
Project, Series 2023A, 5.000%, 9/01/48 - AGM Insured
9/33 at 100.00 1,060,681
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B,
4.125%, 8/01/26
1/24 at 100.00 1,001,543
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A, 4.000%,
6/01/35 - AGM Insured
6/30 at 100.00 1,118,091
7,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 7,522,658

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 4,200 Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise
Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 -
AGM Insured
12/29 at 100.00 $ 4,039,837
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 1,007,824
East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 672,014
1,500 4.000%, 11/15/35 11/25 at 100.00 1,516,213
500 Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue
Bonds, Refunding Series 2015, 3.000%, 12/01/29
12/25 at 100.00 493,701
1,140 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding &
Improvement Series 2017, 4.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,132,206
320 Fountain, El Paso County, Colorado, Acting by and through the City of
Fountain Electric, Water and Wastewater Utility Enterprise, Water and Electric
Revenue Bonds, Series 2019, 4.000%, 12/01/35 - AGM Insured
12/26 at 100.00 325,370
2,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 1,991,214
1,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 1,033,142
8,805 Parker Water and Sanitation District, Douglas County, Colorado, Water and
Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2022,
4.000%, 11/01/47
11/32 at 100.00 8,792,209
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call 1,374,641
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/50 -
AGM Insured
12/30 at 100.00 1,836,724
Total Utilities 65,892,829
Total Municipal Bonds
(cost $423,386,257) 421,335,268
Total Long-Term Investments
(cost $423,386,257) 421,335,268
Other Assets & Liabilities, Net - 3.2% 13,942,866
Net Assets - 100% $ 435,278,134
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.4%
X 214,032,298
MUNICIPAL BONDS - 97.4%   X 214,032,298
Consumer Discretionary - 2 .3%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017:
$ 615 5.000%, 9/01/34 9/27 at 100.00 $ 617,296
4,000 5.000%, 9/01/39 9/27 at 100.00 3,812,593
1,000 (c) Maryland Economic Development Corporation, Revenue Bonds, Chesapeake
Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31
1/24 at 100.00 600,000
Total Consumer Discretionary 5,029,889
Consumer Staples - 2 .5%
890 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2,
5.000%, 6/01/55
6/30 at 100.00 786,352
470 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds,
Refunding Series 2002, 5.500%, 5/15/39
1/24 at 100.00 471,188
1,025 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
12/23 at 100.00 1,003,717
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 521,860
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,005,984
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,657,760
Total Consumer Staples 5,446,861
Education and Civic Organizations - 6 .9%
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 946,659
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 1,380,452
500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 513,917
645 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Imagine Andrews Public Charter School, Series 2022A, 5.500%, 5/01/52,
144A
5/30 at 100.00 586,583
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 12/23 at 100.00 500,211
2,625 4.250%, 7/01/41 12/23 at 100.00 2,624,986
500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 494,521
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Maryland Institute College of Art, Series 2012:
2,000 5.000%, 6/01/29 12/23 at 100.00 2,001,280
1,000 5.000%, 6/01/47 12/23 at 100.00 984,730
700 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Maryland Institute College of Art, Series 2016, 5.000%, 6/01/33
6/26 at 100.00 715,534
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Maryland Institute College of Art, Series 2017:
315 5.000%, 6/01/36 6/26 at 100.00 320,369
235 5.000%, 6/01/42 6/26 at 100.00 235,370
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Stevenson University, Series 2021A:
1,000 4.000%, 6/01/38 6/31 at 100.00 967,479
2,010 4.000%, 6/01/46 6/31 at 100.00 1,825,160

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Series 2019, 4.000%,
9/01/43
3/29 at 100.00 $ 1,054,203
Total Education and Civic Organizations 15,151,454
Energy - 1 .5%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series
2010, 5.750%, 9/01/25
1/24 at 100.00 3,264,578
Total Energy 3,264,578
Health Care - 20 .5%
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015:
660 4.000%, 7/01/32 7/25 at 100.00 658,094
1,650 4.250%, 7/01/35 7/25 at 100.00 1,641,146
1,000 5.000%, 7/01/40 7/25 at 100.00 1,008,624
1,000 5.000%, 7/01/45 7/25 at 100.00 1,004,865
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds
Doctors Community Hospital, Series 2017B:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,023,605
500 5.000%, 7/01/38 7/27 at 100.00 505,293
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 91,860
1,250 5.000%, 7/01/38 7/26 at 100.00 1,261,849
440 4.000%, 7/01/42 7/26 at 100.00 396,445
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 1,385,721
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Adventist Healthcare, Series 2016A:
1,600 5.500%, 1/01/36 1/27 at 100.00 1,651,539
2,020 5.500%, 1/01/46 1/27 at 100.00 2,040,096
1,400 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Frederick Health System Issue Series 2023, 5.250%, 7/01/53
7/33 at 100.00 1,464,457
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Frederick Health System Issue; Series 2020:
740 3.250%, 7/01/39 7/30 at 100.00 593,934
175 4.000%, 7/01/40 7/30 at 100.00 167,718
20 4.000%, 7/01/45 7/30 at 100.00 18,360
1,165 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Greater Baltimore Medical Center, Series 2021A, 3.000%, 7/01/46
7/31 at 100.00 882,153
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
LifeBridge Health Issue, Series 2016:
1,000 4.000%, 7/01/41 7/26 at 100.00 961,816
500 5.000%, 7/01/47 7/26 at 100.00 506,230
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
LifeBridge Health System, Series 2015:
955 4.125%, 7/01/47 7/25 at 100.00 903,703
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
12/23 at 100.00 1,020,229
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
MedStar Health Issue, Series 2017A:
2,000 5.000%, 5/15/42 5/27 at 100.00 2,047,056
5,625 5.000%, 5/15/45 5/27 at 100.00 5,689,901
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Peninsula Regional Medical Center Issue, Series 2020A, 5.000%, 7/01/34
7/30 at 100.00 1,671,179
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 2,115,247
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39
7/27 at 100.00 2,566,671

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
University of Pittsburgh Medical Center, Series 2020B:
$ 2,500 4.000%, 4/15/45 4/30 at 100.00 $ 2,326,193
2,000 4.000%, 4/15/50 4/30 at 100.00 1,798,216
Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group,
Series 2015:
7,000 4.000%, 12/01/44 6/25 at 100.00 6,743,525
1,000 5.000%, 12/01/44 6/25 at 100.00 1,008,770
Total Health Care 45,154,495
Housing/Multifamily - 11 .4%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds, Columbia
Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 2,005,026
2,000 Howard County Housing Commission, Maryland, Revenue Bonds, Columbia
Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 1,782,404
640 Howard County Housing Commission, Maryland, Revenue Bonds, Gateway
Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 576,220
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The Verona
at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
1/24 at 100.00 1,662,172
1,310 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Green Series
2021A, 2.200%, 7/01/41
1/31 at 100.00 919,771
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Green Series
2021B, 2.100%, 1/01/41
7/31 at 100.00 691,349
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Green Series
2021C, 2.600%, 1/01/42
7/31 at 100.00 721,980
935 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2000A,
2.600%, 7/01/40
7/29 at 100.00 710,210
1,430 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2014D,
4.000%, 7/01/45
1/24 at 100.00 1,287,330
235 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2017C,
3.550%, 7/01/42
1/27 at 100.00 208,543
1,480 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2018A,
3.950%, 7/01/43
1/28 at 100.00 1,372,114
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Housing Revenue Bonds, Series 2020E,
2.150%, 7/01/40
1/30 at 100.00 703,564
1,750 Maryland Community Development Administration, Department of Housing
and Community Development, Multifamily Development Revenue Bonds,
Marlborough Apartments, Series 2014I, 3.450%, 12/15/31
12/24 at 100.00 1,746,899
575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%,
7/01/32
7/27 at 100.00 579,278
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%, 7/01/58
7/32 at 100.00 1,074,048
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 182,274
1,150 5.000%, 7/01/50 7/30 at 100.00 1,143,259
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34
1/24 at 100.00 493,180
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
1/24 at 100.00 1,000,219

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015:
$ 255 5.000%, 7/01/31 7/25 at 100.00 $ 257,837
475 5.000%, 7/01/35 7/25 at 100.00 478,915
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding Series
2016, 3.600%, 7/01/35 - AGM Insured
1/24 at 100.00 1,139,008
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 1,186,347
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 527,713
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34
7/24 at 100.00 1,250,963
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%, 7/01/41
7/30 at 100.00 531,035
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%, 7/01/36
7/30 at 100.00 794,761
Total Housing/Multifamily 25,026,419
Housing/Single Family - 4 .2%
2,500 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2014C,
3.200%, 9/01/28
3/24 at 100.00 2,492,901
2,500 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2019B,
3.200%, 9/01/39
9/28 at 100.00 2,186,817
725 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2019C,
3.000%, 3/01/42
3/29 at 100.00 595,247
1,430 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2021A,
2.000%, 9/01/43
3/30 at 100.00 910,726
500 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2021B,
2.100%, 9/01/41
3/30 at 100.00 339,908
2,000 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Series 2021C,
2.450%, 9/01/41
9/30 at 100.00 1,487,166
1,000 Maryland Community Development Administration Department of Housing
and Community Development, Residential Revenue Bonds, Taxable Series
2019D, 3.200%, 7/01/44
7/29 at 100.00 822,142
420 Montgomery County Housing Opportunities Commission, Maryland, Program
Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 369,689
Total Housing/Single Family 9,204,596
Long-Term Care - 5 .0%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016,
5.000%, 1/01/37
1/26 at 100.00 1,016,504
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020,
4.000%, 1/01/45
1/27 at 103.00 1,562,724
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility,
Series 2020, 4.000%, 1/01/50
1/27 at 103.00 1,726,521
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 1,201,705
1,250 Howard County, Maryland, Retirement Community Revenue Bonds, Vantage
House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 1,006,345
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Charlestown Community Issue, Series 2016A:
700 5.000%, 1/01/36 7/26 at 100.00 719,053
835 5.000%, 1/01/45 7/26 at 100.00 843,933

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1:
$ 575 5.000%, 11/01/30 11/24 at 103.00 $ 545,952
950 5.000%, 11/01/32 11/24 at 103.00 886,990
100 5.000%, 11/01/37 11/24 at 103.00 89,434
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 428,234
1,100 5.000%, 11/01/47 11/24 at 103.00 912,683
Total Long-Term Care 10,940,078
Tax Obligation/General - 7 .3%
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
Water & Sewer, Series 2019, 5.000%, 10/01/41
10/29 at 100.00 1,075,594
2,040 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series
2009C, 0.000%, 8/01/32
No Opt. Call 1,460,621
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated Public
Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 1,017,834
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2017A, 5.000%, 3/15/31
3/27 at 100.00 1,064,533
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 1,095,602
5,645 Murrieta Valley Unified School District, Riverside County, California, General
Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 - AGM Insured
No Opt. Call 4,183,534
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,000 5.625%, 7/01/29 No Opt. Call 1,058,424
2,000 0.000%, 7/01/33 7/31 at 89.94 1,220,107
1,000 4.000%, 7/01/46 7/31 at 103.00 833,453
1,155 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 6/01/39
6/33 at 100.00 1,310,239
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 1,777,785
Total Tax Obligation/General 16,097,726
Tax Obligation/Limited - 18 .1%
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West Development
Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 1,008,238
Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park
Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 447,586
220 5.000%, 9/01/38 9/27 at 100.00 219,422
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 753,805
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 1,082,099
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
12/23 at 100.00 208,762
1,550 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51, 144A
6/31 at 100.00 1,478,772
Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick
Crossing Special Taxing District, Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 370,712
334 5.000%, 7/01/36 1/29 at 100.00 336,526
85 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
1/24 at 100.00 85,148
Frederick County, Maryland, Special Obligation Bonds, Urbana Community
Development Authority, Refunding Series 2020A:
1,020 4.000%, 7/01/38 7/30 at 100.00 993,136
500 4.000%, 7/01/39 7/30 at 100.00 479,226

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 340 Frederick County, Maryland, Special Obligation Bonds, Urbana Community
Development Authority, Refunding Series 2020B, 4.000%, 7/01/40
7/30 at 100.00 $ 307,690
55 Frederick County, Maryland, Special Obligation Bonds, Urbana Community
Development Authority, Refunding Series 2020C, 4.000%, 7/01/50, 144A
7/30 at 100.00 47,401
1,000 Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson
Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A
7/30 at 102.00 966,048
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%,
7/01/39
7/29 at 100.00 146,836
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 94,751
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,000 5.000%, 12/01/23 No Opt. Call 1,000,000
1,015 5.000%, 12/01/33 12/26 at 100.00 1,039,223
500 5.000%, 12/01/46 12/26 at 100.00 474,818
750 Harford County, Maryland, Special Obligation Bonds, Beechtree Estates
Project, Refunding Series 2021, 4.000%, 7/01/36
7/30 at 100.00 760,639
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 724,985
Howard County, Maryland, Special Obligation Bonds, Downtown Columbia
Project, Series 2017A:
600 4.125%, 2/15/34, 144A 2/26 at 100.00 569,001
550 4.375%, 2/15/39, 144A 2/26 at 100.00 515,388
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 1,237,819
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 170,287
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 1,618,152
965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 1,099,723
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Series 2016:
1,250 5.000%, 5/01/33 5/26 at 100.00 1,301,629
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/36
5/28 at 100.00 2,120,778
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Taxable Refunding Series 2022C:
1,500 0.000%, 5/01/51 No Opt. Call 396,771
1,500 0.000%, 5/01/52 No Opt. Call 375,434
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 577,404
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
1/26 at 100.00 24,281
2,000 Prince George's County, Maryland, Certificates of Participation, University of
Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/38
10/28 at 100.00 2,123,745
346 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
1/24 at 100.00 346,206
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 990,000
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 647,496

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 13 0.000%, 7/01/24 No Opt. Call $ 12,718
55 0.000%, 7/01/27 No Opt. Call 47,505
54 0.000%, 7/01/29 7/28 at 98.64 42,712
70 0.000%, 7/01/31 7/28 at 91.88 50,501
78 0.000%, 7/01/33 7/28 at 86.06 51,129
2,610 0.000%, 7/01/51 7/28 at 30.01 567,832
1,000 4.750%, 7/01/53 7/28 at 100.00 946,373
5,465 5.000%, 7/01/58 7/28 at 100.00 5,312,416
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 474,523
3 4.536%, 7/01/53 7/28 at 100.00 2,742
47 4.784%, 7/01/58 7/28 at 100.00 44,277
1,000 Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation
Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A
9/25 at 100.00 1,013,087
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
1/24 at 100.00 1,010,713
3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 3,172,788
Total Tax Obligation/Limited 39,889,253
Transportation - 8 .0%
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 125,807
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 445,677
Maryland Department of Transportation, Special Transportation Project
Revenue Bonds, Baltimore/Washington International Thurgood Marshall
Airport, Series 2021B:
3,500 5.000%, 8/01/46, (AMT) 8/31 at 100.00 3,604,218
1,000 4.000%, 8/01/51, (AMT) 8/31 at 100.00 894,874
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 305,534
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A,
5.000%, 6/01/35
6/28 at 100.00 2,019,690
1,500 Maryland Economic Development Corporation, Air Cargo Obligated Group
Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%,
7/01/44, (AMT)
7/29 at 100.00 1,290,216
1,500 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Annapolis Mobility and Resilience Project, Senior Series
2022A, 5.250%, 6/30/53
6/32 at 100.00 1,538,626
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds,
Series 2018C:
500 4.000%, 6/01/38 6/28 at 100.00 418,666
305 4.000%, 6/01/58 6/28 at 100.00 213,546
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series
2018A, 5.000%, 6/01/58
6/28 at 100.00 1,230,146
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%, 6/30/52,
(AMT)
6/32 at 100.00 2,961,991
1,000 Maryland Transportation Authority, Revenue Bonds, Transportation Facilities
Projects, Series 2021A, 5.000%, 7/01/46
7/31 at 100.00 1,076,647
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
55 5.000%, 8/01/26, (AMT) 12/23 at 100.00 55,002
340 5.000%, 8/01/31, (AMT) 12/23 at 100.00 339,977

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River
Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, 3.000%,
1/01/41, (AMT)
1/32 at 100.00 $ 985,044
Total Transportation 17,505,661
U.S. Guaranteed - 4 .3% (d)
480 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 500,317
870 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured, (ETM)
8/21 at 100.00 903,182
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,015,763
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 773,276
1,250 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%,
7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 1,257,729
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools
Construction & Revitalization Program, Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 1,051,947
2,000 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 2,103,895
1,500 Washington County Commissioners, Maryland, Revenue Bonds, Diakon
Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30, (Pre-
refunded 1/01/29)
1/29 at 100.00 1,651,002
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 273,094
Total U.S. Guaranteed 9,530,205
Utilities - 5 .4%
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding Series
2022A, 5.250%, 7/01/47
7/32 at 100.00 2,187,141
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 2,062,468
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 2,061,678
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 421,017
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 514,892
500 5.000%, 1/01/46 7/26 at 100.00 503,164
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series
2006B, 4.100%, 10/01/36, (Mandatory Put 4/03/28)
No Opt. Call 2,021,274
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A:
1,000 5.000%, 7/01/30, 144A No Opt. Call 1,012,813
1,000 5.000%, 7/01/47, 144A 7/30 at 100.00 970,321
36 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien
Series 2008A, 6.125%, 7/01/24
No Opt. Call 36,315
Total Utilities 11,791,083
Total Municipal Bonds
(cost $223,227,217) 214,032,298
Total Long-Term Investments
(cost $223,227,217) 214,032,298
Borrowings - (2.1)% (e),(f) (4,600,000)
Other Assets & Liabilities, Net - 4.7% 10,346,095
Net Assets - 100% $ 219,778,393

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Borrowings as a percentage of Total Investments is 2.1%.
(f) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.7%
X 68,573,191
MUNICIPAL BONDS - 95.7%   X 68,573,191
Education and Civic Organizations - 6 .5%
$ 2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Academy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 $ 2,118,107
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 683,254
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 548,988
University of New Mexico, Revenue Bonds, System Improvement Series 2023:
1,000 5.250%, 6/01/49 - AGM Insured 6/33 at 100.00 1,095,140
200 5.500%, 6/01/53 - AGM Insured 6/33 at 100.00 221,695
Total Education and Civic Organizations 4,667,184
Health Care - 10 .9%
500 Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix
Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 457,023
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 1,007,287
1,000 4.000%, 8/01/46 11/27 at 100.00 936,914
1,010 5.000%, 8/01/46 11/27 at 100.00 1,034,868
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A:
240 5.000%, 8/01/44 8/29 at 100.00 248,723
1,300 4.000%, 8/01/48 8/29 at 100.00 1,201,815
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, San
Juan Regional Medical Center, Refunding & Improvement Series 2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 1,471,495
785 4.000%, 6/01/35 6/30 at 100.00 755,247
750 Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit
Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 679,903
Total Health Care 7,793,275
Housing/Multifamily - 1 .4%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
12/23 at 100.00 1,002,161
Total Housing/Multifamily 1,002,161
Housing/Single Family - 4 .2%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 270,608
1,380 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 1,229,490
745 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 524,164
115 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 81,359
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 917,333
Total Housing/Single Family 3,022,954
Long-Term Care - 1 .6%
1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
1/24 at 100.00 1,153,227
Total Long-Term Care 1,153,227

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 7 .8%
$ 1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties,
New Mexico, General Obligation Bonds, School Building Series 2018,
5.000%, 8/01/36
8/28 at 100.00 $ 1,075,332
2,400 Central New Mexico Community College, Bernalillo and Sandoval Counties,
New Mexico, General Obligation Bonds, Limited Tax Series 2023, 4.000%,
8/15/37
8/30 at 100.00 2,434,959
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/46
7/31 at 103.00 833,454
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37
8/25 at 100.00 518,471
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 686,884
Total Tax Obligation/General 5,549,100
Tax Obligation/Limited - 38 .4%
1,195 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement
Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 1,220,677
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement
Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 831,330
1,005 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call 1,057,564
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 1,268,099
425 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
1/24 at 100.00 424,982
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 182,145
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement
Series 2015, 5.000%, 11/01/29
11/25 at 100.00 1,016,151
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 604,139
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 1,013,681
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
5.000%, 11/15/39
11/25 at 100.00 500,020
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 740,716
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016, 3.000%, 4/01/41
4/26 at 100.00 104,338
500 Lower Petroglyphs Public Improvements District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2018, 5.000%, 10/01/38
10/27 at 100.00 469,409
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 226,522
675 McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax
Improvement Series 2023, 4.250%, 6/01/47 - BAM Insured
6/33 at 100.00 657,030
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
1/24 at 100.00 807,052
1,000 Montecito Estates Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2016, 4.000%, 10/01/37
10/26 at 100.00 1,010,619
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 1,329,822
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 990,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,850 0.000%, 7/01/46 7/28 at 41.38 1,136,108
1,000 4.750%, 7/01/53 7/28 at 100.00 946,372
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 787,595
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM Insured
10/28 at 100.00 988,740
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 1,021,754

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,040 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call $ 2,136,012
Santa Fe, Minnesota, Gross Receipts Tax Revenue Bonds, Improvement Senior
Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 539,842
400 5.000%, 6/01/37 6/28 at 100.00 429,364
555 Trails Public Improvement District, Albuquerque, New Mexico, Special Levy
Revenue Bonds, Series 2008, 7.750%, 10/01/38
1/24 at 100.00 545,409
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 1,010,190
1,890 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/24 at 100.00 1,891,029
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy
Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 483,257
Winrock Town Center Tax Increment Development District 1, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call 4,729
500 4.000%, 5/01/33, 144A 5/29 at 103.00 441,375
760 Winrock Town Center Tax Increment Development District 1, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series
2020, 8.000%, 5/01/40, 144A
1/24 at 103.00 678,380
Total Tax Obligation/Limited 27,494,452
U.S. Guaranteed - 2 .2% (c)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 1,595,795
Total U.S. Guaranteed 1,595,795
Utilities - 22 .7%
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement Senior
Lien Series 2015, 4.000%, 7/01/33
7/25 at 100.00 1,008,222
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement Senior
Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 1,069,546
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 1,915,883
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 767,872
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 1,036,227
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 1,027,655
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 480,029
975 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2020B, 3.000%, 6/01/40
6/30 at 100.00 831,335
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 1,088,168
1,305 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023A-1, 5.000%, 6/01/41
6/33 at 100.00 1,444,041
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023B, 5.250%, 6/01/48
6/33 at 100.00 1,098,809
915 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019A, 5.000%, 6/15/35
6/28 at 100.00 989,739
800 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/33, 144A
7/31 at 100.00 809,018
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 730,777
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental Services
Gross Receipts Tax Improvement Revenue Bonds, Climate Certified Green
Series 2019, 4.000%, 6/01/37
6/28 at 100.00 506,341

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series
2016, 4.000%, 6/01/39
6/26 at 100.00 $ 1,491,381
Total Utilities 16,295,043
Total Municipal Bonds
(cost $70,992,308) 68,573,191
Total Long-Term Investments
(cost $70,992,308) 68,573,191
Other Assets & Liabilities, Net - 4.3% 3,116,610
Net Assets - 100% $ 71,689,801
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 92.3%
X 342,804,695
MUNICIPAL BONDS - 85.8%   X 342,804,695
Consumer Staples - 0.4%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 1,512,268
Total Consumer Staples 1,512,268
Education and Civic Organizations - 13.2%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30
No Opt. Call 2,808,278
950 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34
10/26 at 100.00 956,665
Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017:
480 5.000%, 10/15/37 10/27 at 100.00 475,444
1,800 5.000%, 3/01/42 , (WI/DD) No Opt. Call 1,929,553
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 273,344
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 1,874,030
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 1,223,630
305 Chester County Industrial Development Authority, Pennsylvania, Avon Grove
Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 288,980
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 677,016
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia
University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 326,532
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 3,544,129
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 1,158,024
Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata
College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 254,216
210 3.250%, 5/01/36 5/26 at 100.00 179,849
355 3.500%, 5/01/41 5/26 at 100.00 282,887
1,095 Lackawanna County Industrial Development Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 1,015,110
1,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual Language
Charter School, General Purpose Authority, Series 2023, 7.000%, 6/01/53
6/30 at 103.00 1,026,457
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 1,594,932
1,250 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,158,256
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 846,986
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 1,060,987
3,700 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 3,115,631
1,365 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 1,166,758
580 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 560,866

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP
Financing Program-Mount Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 $ 536,554
690 3.000%, 11/01/42 5/26 at 100.00 487,365
500 5.000%, 11/01/46 5/26 at 100.00 481,851
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Refunding Series 2014:
815 5.000%, 12/01/38 12/24 at 100.00 822,899
670 5.000%, 12/01/44 12/24 at 100.00 674,742
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 960,353
500 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel
University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 489,979
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle
University, Series 2012:
300 4.000%, 5/01/32 1/24 at 100.00 260,457
1,240 5.000%, 5/01/42 1/24 at 100.00 994,218
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012:
215 4.000%, 11/01/39 1/24 at 100.00 190,263
1,200 5.000%, 11/01/42 1/24 at 100.00 1,200,022
1,405 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
11/25 at 100.00 1,421,111
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 1,888,736
1,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%, 9/01/48 9/33 at 100.00 1,111,121
1,080 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 932,061
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A, 4.000%,
11/01/45
11/29 at 100.00 1,788,403
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 2,102,155
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 2,480,632
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
860 5.000%, 3/15/45, 144A 3/28 at 100.00 712,328
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 852,398
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University
Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46
6/26 at 100.00 1,645,892
2,090 Washington County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, AICUP Financing Program-Washington and Jefferson
College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 1,836,266
Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of
Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 681,728
260 5.000%, 11/01/33 11/25 at 100.00 266,505
Total Education and Civic Organizations 52,616,599
Health Care - 13.2%
8,000 Allegheny County Hospital Development Authority, Pennsylvania, Revenue
Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A,
4.000%, 4/01/44
4/28 at 100.00 7,461,634
Berks County Industrial Development Authority, Pennsylvania, Health System
Revenue Bonds, Tower Health Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 1,971,432
1,765 4.000%, 11/01/47 11/27 at 100.00 939,121
3,000 5.000%, 11/01/47 11/27 at 100.00 1,595,249
755 5.000%, 11/01/50 11/27 at 100.00 400,666

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series 2021,
3.000%, 8/15/53
8/30 at 100.00 $ 3,826,773
2,400 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 2,325,134
1,620 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie
Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 1,441,811
Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A:
655 4.000%, 10/01/36 10/27 at 100.00 659,078
1,000 4.000%, 10/01/37 10/27 at 100.00 1,001,371
2,205 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 2,016,966
Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A:
615 3.000%, 6/01/33 6/26 at 100.00 570,754
585 5.000%, 6/01/35 6/26 at 100.00 601,090
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series
2019A:
1,370 5.000%, 7/01/49 No Opt. Call 1,148,131
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System Revenue
Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41
6/24 at 100.00 1,002,391
2,360 Geisinger Authority, Montour County, Pennsylvania, Health System Revenue
Bonds, Geisinger Health System, Series 2020A, 4.000%, 4/01/50
4/30 at 100.00 2,145,562
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 1,025,633
1,730 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 1,757,351
1,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 1,216,890
1,295 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 1,176,392
Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016:
415 3.000%, 11/01/36 5/26 at 100.00 334,271
3,435 4.000%, 11/01/46 5/26 at 100.00 2,900,506
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 1,789,344
835 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 839,616
1,000 Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48
9/28 at 100.00 1,017,113
Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2019:
2,055 4.000%, 9/01/44 9/29 at 100.00 1,944,960
245 4.000%, 9/01/49 9/29 at 100.00 217,271
Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2022B:
1,910 4.000%, 5/01/52 5/32 at 100.00 1,661,680
1,000 5.000%, 5/01/57 5/32 at 100.00 1,006,898
2,195 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas
Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,204,644
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 570,672
3,340 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh
Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 3,363,702
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 637,195
Total Health Care 52,771,301

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 0.2%
$ 650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion
University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 $ 650,837
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 98,298
181 Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily
Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville
Project, Series 2005A, 5.625%, 7/01/35
1/24 at 100.00 184,357
Total Housing/Multifamily 933,492
Housing/Single Family - 12.4%
660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 637,837
1,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 1,130,313
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 3,051,916
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121:
1,485 3.100%, 10/01/36 10/25 at 100.00 1,286,793
5,820 3.200%, 10/01/41 10/25 at 100.00 4,854,156
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 1,465,728
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 1,819,517
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 158,289
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 4,846,822
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 2,906,560
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133:
1,405 2.350%, 10/01/40 10/29 at 100.00 1,036,807
5,255 2.500%, 10/01/45 10/29 at 100.00 3,682,092
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 821,815
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-134A:
5,210 1.850%, 4/01/36 10/29 at 100.00 3,860,478
3,145 2.050%, 4/01/41 10/29 at 100.00 2,162,647
2,430 2.100%, 10/01/43 10/29 at 100.00 1,605,767
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 2,149,506
3,935 2.375%, 10/01/46 10/30 at 100.00 2,618,326
4,425 2.500%, 10/01/50 10/30 at 100.00 2,894,581
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 1,592,411
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 1,289,504
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 1,459,406
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46
10/32 at 100.00 2,050,855
Total Housing/Single Family 49,382,126

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 0.9%
$ 250 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1,
10.000%, 12/01/40, 144A
6/30 at 100.00 $ 25
250 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2,
10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 25
2,525 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%,
11/01/44, (AMT)
11/24 at 100.00 2,527,292
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call 987,791
Total Industrials 3,515,133
Long-Term Care - 7.2%
1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%,
5/15/42
5/27 at 100.00 1,411,513
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 75,553
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 594,081
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 2,148,365
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 2,890,109
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 655,023
1,120 5.000%, 1/01/38 1/25 at 100.00 1,105,486
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 357,208
1,000 5.000%, 1/01/29 1/26 at 100.00 1,005,240
910 5.000%, 1/01/30 1/26 at 100.00 913,876
135 3.250%, 1/01/36 1/26 at 100.00 111,288
1,430 3.250%, 1/01/39 1/26 at 100.00 1,120,635
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 253,890
105 5.000%, 1/01/39 1/29 at 100.00 101,648
635 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016,
5.000%, 12/01/39
12/25 at 100.00 639,224
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 342,476
Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 485,165
245 5.000%, 3/01/50 3/27 at 102.00 188,401
Lancaster Industrial Development Authority, Pennsylvania, Health Center
Revenue Bonds, Landis Homes Retirement Community Project, Refunding
Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 615,912
1,400 4.000%, 7/01/56 7/26 at 103.00 953,727
2,750 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group,
Series 2016, 5.000%, 11/15/36
11/26 at 100.00 2,770,129

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%,
12/01/48
12/25 at 102.00 $ 1,804,827
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 896,842
Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021:
1,800 4.000%, 7/01/41 7/26 at 103.00 1,525,318
500 4.000%, 7/01/46 7/26 at 103.00 405,352
1,000 Pennsylvania Economic Development Finance Authority, Revenue Bonds,
Presbyterian Senior Living Project, Series 2023B-2, 5.000%, 7/01/42
7/29 at 103.00 964,776
Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare
Obligated Group, Refunding Bonds, Series 2021:
2,655 4.000%, 5/15/41 5/28 at 103.00 2,007,114
3,345 4.000%, 5/15/47 5/28 at 103.00 2,329,988
Total Long-Term Care 28,673,166
Tax Obligation/General - 13.6%
Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 961,515
415 5.000%, 12/01/34 12/24 at 100.00 418,982
2,315 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77,
5.000%, 11/01/43
11/28 at 100.00 2,423,300
495 Allentown City School District, Lehigh County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019C, 4.000%, 2/01/36 - BAM Insured
8/29 at 100.00 503,245
1,230 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/32
8/26 at 100.00 1,251,351
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 708,269
840 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 858,113
1,800 Canon-McMillan School District, Washington County, Pennsylvania, General
Obligation Bonds, Series 2014D, 5.000%, 12/15/37
12/24 at 100.00 1,817,292
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call 2,893,505
Coatesville Area School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 2,455,170
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 1,059,758
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 685,807
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local Government
Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call 2,082,452
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 545,748
580 Gateway School District, Allegheny County, Pennsylvania, General Obligation
Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 520,752
1,635 Girard School District, Erie County, Pennsylvania, General Obligation Bonds,
Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call 1,362,355
1,000 Littlestown Area School District, Adams County, Pennsylvania, General
Obligation Bonds, Series 2023A, 5.000%, 10/01/50 - BAM Insured
10/33 at 100.00 1,056,544
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call 4,721,340
2,000 Middletown Area School District, Dauphin County, Pennsylvania, General
Obligation Bonds, Series 2014, 5.000%, 3/01/38 , (WI/DD)
No Opt. Call 2,087,148
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series 2022,
5.000%, 7/01/36
7/32 at 100.00 3,408,322
5 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 3.000%, 6/01/32
No Opt. Call 4,716
1,255 Penn Manor School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2019A, 4.000%, 3/01/34
9/27 at 100.00 1,286,199

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C,
5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 $ 1,351,714
1,500 Philadelphia School District, Pennsylvania, General Obligation Bonds, Green
Series 2023B, 5.000%, 9/01/48
9/33 at 100.00 1,584,884
3,535 Philadelphia School District, Pennsylvania, General Obligation Bonds, Series
2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 4,011,863
5,000 Philadelphia School District, Pennsylvania, General Obligation Bonds, Series
2021A, 4.000%, 9/01/46
9/31 at 100.00 4,666,059
760 Rostraver Township, Westmoreland County, Pennsylvania, General Obligation
Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 737,400
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 1,277,188
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 2,030,030
50 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 50,039
1,000 Township of Upper Marion, Pennsylvania, General Obligation Bonds, Series
of 2022, 4.000%, 12/01/47
12/27 at 100.00 966,660
1,365 Upper Saint Clair Township School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 1,382,405
1,100 Upper Saint Clair Township School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2020, 3.000%, 10/01/30
10/28 at 100.00 1,067,494
1,010 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call 968,484
1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM Insured
10/29 at 100.00 929,332
Total Tax Obligation/General 54,135,435
Tax Obligation/Limited - 3.1%
110 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021,
6.000%, 5/01/42, 144A
5/31 at 100.00 112,565
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%,
5/01/33, 144A
5/28 at 100.00 102,020
990 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Series
2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 978,137
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017,
5.000%, 5/01/42, 144A
5/27 at 100.00 497,216
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%,
3/01/38, 144A
3/28 at 100.00 96,818
Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease
Bonds, Master Settlement, Series 2018:
510 5.000%, 6/01/31 6/28 at 100.00 544,066
3,515 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 3,464,576
501 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 492,578
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike
Special Revenue Bonds, Subordinate Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 1,538,481
1,000 4.900%, 12/01/44 12/26 at 100.00 1,021,009
105 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 107,280

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 171 0.000%, 7/01/51 7/28 at 30.01 $ 37,203
974 4.750%, 7/01/53 7/28 at 100.00 921,767
1,852 5.000%, 7/01/58 7/28 at 100.00 1,800,291
333 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 313,708
530 Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet
Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 517,247
Total Tax Obligation/Limited 12,544,962
Transportation - 7.6%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A:
3,175 5.000%, 1/01/51, (AMT) 1/31 at 100.00 3,244,810
3,500 5.000%, 1/01/56, (AMT) 1/31 at 100.00 3,567,037
1,955 Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 -
BAM Insured
7/25 at 100.00 1,962,339
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 1,095,727
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds,
Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 2,899,623
1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 1,851,485
2,615 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 2,634,089
4,865 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 5,344,961
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A:
665 4.250%, 12/01/44 12/33 at 100.00 664,455
2,000 5.000%, 12/01/48 12/33 at 100.00 2,143,090
2,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,885,299
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A,
3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 66,012
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A,
4.000%, 7/01/35
7/30 at 100.00 1,025,626
1,250 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020C,
4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,104,466
Total Transportation 30,489,019
U.S. Guaranteed - 5.4% (e)
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, 5.000%,
5/15/48, (Pre-refunded 5/15/25)
5/25 at 102.00 1,668,818
Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 305,406
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 703,987
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-refunded
8/15/24)
8/24 at 100.00 2,056,484
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 967,114
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 337,483
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 931,363
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 223,934

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (e) (continued)
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
$ 625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 $ 627,218
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 625,968
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 76,873
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series
2019A:
155 5.000%, 7/01/49, (Pre-refunded 7/01/29) No Opt. Call 171,008
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University, Series
2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 489,378
3,230 Montgomery County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series
2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,296,760
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
50 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 54,488
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 1,663,110
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 5,193,738
2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 2,289,188
Total U.S. Guaranteed 21,682,318
Utilities - 8.6%
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 1,867,993
1,365 5.000%, 12/01/45 12/25 at 100.00 1,386,027
2,170 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2018, 5.000%, 6/01/43
6/28 at 100.00 2,272,616
835 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 879,732
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 47,946
1,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 5.250%, 12/01/47 - AGM Insured
12/32 at 100.00 1,087,916
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 412,988
410 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 416,864
1,375 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47
12/23 at 100.00 1,375,559
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 1,208,038
2,265 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, York Water Company Project, Refunding Series 2019A,
3.000%, 10/01/36, (AMT)
10/29 at 100.00 2,022,456
4,060 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, York Water Company Project, Refunding Series 2019B,
3.100%, 11/01/38, (AMT)
11/29 at 100.00 3,531,730
10,450 Pennsylvania Economic Development Financing Authority, Revenue Bonds,
Pennsylvania-American Water Company, Refunding Series 2019, 3.000%,
4/01/39
10/29 at 100.00 8,780,477
1,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/37
8/27 at 100.00 1,034,743

Investments in Derivatives
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,375 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 $ 1,452,698
1,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth
Series 2015, 5.000%, 8/01/30
8/25 at 100.00 1,233,758
Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System
Revenue Bonds, First Lien Series 2023A:
1,510 5.000%, 9/01/42 - AGM Insured 9/33 at 100.00 1,649,632
1,000 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 984,140
565 University Area Joint Authority, Centre County, Pennsylvania, Sewer Revenue
Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 513,665
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 772,985
1,615 Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021., 5.000%, 1/01/24 - BAM Insured
No Opt. Call 1,616,913
Total Utilities 34,548,876
Total Municipal Bonds
(cost $383,716,030) 342,804,695
Shares Description (a) Value
X 25,929,120
COMMON STOCKS - 6.5%   X 25,929,120
Utilities - 6.5%
324,114 (f),(g) Energy Harbor Corp $ 25,929,120
Total Utilities 25,929,120
Total Common Stocks
(cost $9,068,453) 25,929,120
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
14,096
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%   X 14,096
Capital Goods - 0.0%
$ 64
(c),(d)
KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 12/31/23 $ 14,096
Total Capital Goods 14,096
Total Variable Rate Senior Loan Interests
(cost $64,338) 14,096
Total Long-Term Investments
(cost $392,848,821) 368,747,911
Other Assets & Liabilities, Net - 7.7% 30,718,568
Net Assets - 100% $ 399,466,479
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (25) 3/24 $ (2,729,030) $ (2,744,922) $ (15,892)
U.S. Treasury Long Bond (19) 3/24 (2,196,538) (2,212,312) (15,774)
Total $(4,925,568) $(4,957,234) $(31,666)
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

(f) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by
Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied).
The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”)
announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.0%
X 429,779,934
MUNICIPAL BONDS - 95.0%   X 429,779,934
Consumer Staples - 2.9%
Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A:
$ 240 5.250%, 6/01/32 12/23 at 100.00 $ 235,017
600 5.625%, 6/01/47 12/23 at 100.00 573,335
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
12/23 at 100.00 7,058,779
5,555 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
12/23 at 100.00 5,348,326
Total Consumer Staples 13,215,457
Education and Civic Organizations - 9.1%
1,685 Alexandria Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40
1/27 at 100.00 1,628,381
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%, 7/01/53 -
AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 1,566,931
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 1,512,745
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A, 4.000%,
10/01/52
10/32 at 100.00 1,486,391
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%,
10/01/50
10/30 at 100.00 1,481,377
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37
6/27 at 100.00 505,018
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 747,607
2,500 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,545,182
The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017A:
8,855 5.000%, 4/01/39 4/27 at 100.00 9,317,878
5,000 5.000%, 4/01/47 4/27 at 100.00 5,199,152
5,000 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 5,203,372
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A
7/25 at 100.00 904,476
Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A:
3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 2,943,075
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 4,038,486
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG Insured
No Opt. Call 1,724,065
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 561,990
Total Education and Civic Organizations 41,366,126
Health Care - 15.9%
Arlington County Industrial Development Authority, Virginia, Hospital Facility
Revenue Bonds, Virginia Hospital Center, Series 2020:
1,200 5.000%, 7/01/31 7/30 at 100.00 1,317,628
1,050 5.000%, 7/01/32 7/30 at 100.00 1,150,704
325 5.000%, 7/01/37 7/30 at 100.00 347,983
1,195 4.000%, 7/01/38 7/30 at 100.00 1,196,976
1,075 4.000%, 7/01/45 7/30 at 100.00 1,014,322

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,465 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 $ 1,593,833
1,000 Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 957,800
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,740,553
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 2,880,785
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 2,005,463
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 1,871,000
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018,
4.000%, 1/01/50
1/25 at 103.00 2,705,029
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 3,501,227
3,000 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2017A, 5.000%,
1/01/47
1/27 at 100.00 3,026,032
Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021:
4,050 4.000%, 1/01/47 1/32 at 100.00 3,776,282
3,000 3.000%, 1/01/51 1/32 at 100.00 2,107,622
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue
Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%,
11/01/48
11/28 at 100.00 934,480
5,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 4,670,218
Stafford County Economic Development Authority, Virginia, Hospital Facilities
Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding
Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,025,144
1,600 5.000%, 6/15/36 6/26 at 100.00 1,627,205
1,360 4.000%, 6/15/37 6/26 at 100.00 1,316,883
6,500 Virginia Commonwealth University Health System Authority, General Revenue
Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 6,639,701
9,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 8,352,817
5,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/41
10/32 at 100.00 5,338,329
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020:
4,000 4.000%, 11/01/38 11/29 at 100.00 4,025,377
1,150 4.000%, 11/01/39 11/29 at 100.00 1,154,802
Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 1,282,751
1,230 5.000%, 1/01/34 1/26 at 100.00 1,260,636
2,000 4.000%, 1/01/37 1/26 at 100.00 2,004,334
1,215 5.000%, 1/01/44 1/26 at 100.00 1,228,819
Total Health Care 72,054,735

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 4.6%
$ 495 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured
Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series
1996, 6.100%, 9/01/26
1/24 at 100.00 $ 496,033
795 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 740,364
Virginia Housing Development Authority, Rental Housing Bonds, Series
2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 1,478,239
1,790 3.625%, 3/01/39 3/24 at 100.00 1,643,359
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 923,258
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,346,360
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,390,420
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,501,188
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 2,696,576
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 894,975
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 1,263,894
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 1,362,068
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 1,457,220
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,032 ,385
1,250 Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and
Mary Project Series 2023A, 5.250%, 7/01/53 - AGM Insured
7/33 at 100.00 1,355,816
Total Housing/Multifamily 20,582,155
Industrials - 0.9%
4,350 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call 3,948,175
Total Industrials 3,948,175
Long-Term Care - 3.5%
2,800 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series 2022A,
4.000%, 6/01/49
6/29 at 103.00 2,338,822
Henrico County Economic Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding
Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 1,651,684
1,000 4.000%, 10/01/50 10/26 at 103.00 856,020
1,000 Isle of Wight County, Virginia, General Obligation Refunding Bonds, Series
2010D, 5.250%, 7/01/43, (WI/DD)
No Opt. Call 1,083,753
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/50
12/27 at 103.00 723,734
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%, 6/01/41
6/27 at 103.00 482,236
1,000 Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2016, 4.000%, 1/01/37
1/25 at 102.00 906,618
1,000 Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 801,102

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
$ 500 5.000%, 1/01/49 1/24 at 104.00 $ 387,909
3,300 5.250%, 1/01/54 1/24 at 104.00 2,596,042
1,500 Prince William County Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series
2016, 5.000%, 1/01/46
1/25 at 102.00 1,211,120
Suffolk Economic Development Authority, Virginia, Retirement Facilities First
Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes
and Services Obligated Group, Refunding Series 2016:
2,110 5.000%, 9/01/26 9/24 at 102.00 2,073,858
500 5.000%, 9/01/31 9/24 at 102.00 472,903
Total Long-Term Care 15,585,801
Tax Obligation/General - 5.0%
4,600 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series
2009C, 0.000%, 8/01/32
No Opt. Call 3,293,557
2,000 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/39
12/32 at 100.00 2,251,672
1,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital Improvement
Series 2023A, 5.000%, 9/01/40
9/32 at 100.00 1,119,042
6,715 Patterson Joint Unified School District, Stanislaus County, California, General
Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 - AGM
Insured
No Opt. Call 2,488,692
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,920 5.625%, 7/01/29 No Opt. Call 3,090,144
4,500 0.000%, 7/01/33 7/31 at 89.94 2,745,240
1,000 4.000%, 7/01/33 7/31 at 103.00 935,477
2,000 4.000%, 7/01/41 7/31 at 103.00 1,731,879
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call 2,905,156
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 2,146,207
Total Tax Obligation/General 22,707,066
Tax Obligation/Limited - 16.9%
1,485 Arlington County Industrial Development Authority, Virginia, Revenue Bonds,
Refunding County Projects, Series 2017, 5.000%, 2/15/34
8/27 at 100.00 1,582,503
1,495 Cherry Hill Community Development Authority, Virginia, Special Assessment
Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A
3/25 at 100.00 1,497,531
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center Project,
Series 2012, 4.250%, 3/01/26
1/24 at 100.00 974,926
1,000 Fairfax County Economic Development Authority, Virginia, Revenue Bonds,
Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 1,048,683
1,510 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 1,431,531
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 3,029,669
1,000 5.000%, 11/15/35 11/25 at 100.00 1,007,317
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 1,024,612
1,000 5.000%, 12/01/34 12/26 at 100.00 1,021,455
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
3,000 5.000%, 7/01/48 1/28 at 100.00 3,110,091
Hampton Roads Transportation Accountability Commission, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A:
4,000 5.000%, 7/01/50 7/30 at 100.00 4,214,475
2,000 5.250%, 7/01/60 7/30 at 100.00 2,131,525

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 3,000 Hampton Roads Transportation Accountability Commission, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A,
4.000%, 7/01/52
7/32 at 100.00 $ 2,905,582
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 - AGM
Insured
11/31 at 37.76 693,226
3,375 Lower Magnolia Green Community Development Authority, Virginia, Special
Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 3,213,520
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 768,198
Peninsula Town Center Community Development Authority, Virginia, Special
Obligation Bonds, Refunding Series 2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 360,572
800 5.000%, 9/01/37, 144A 9/27 at 100.00 778,240
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 2,018,578
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 2,970,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
19 0.000%, 7/01/24 No Opt. Call 18,588
81 0.000%, 7/01/27 No Opt. Call 69,962
317 0.000%, 7/01/29 7/28 at 98.64 250,734
210 0.000%, 7/01/31 7/28 at 91.88 151,503
432 0.000%, 7/01/33 7/28 at 86.06 283,177
3,247 0.000%, 7/01/51 7/28 at 30.01 706,418
2,000 4.750%, 7/01/53 7/28 at 100.00 1,892,745
10,615 5.000%, 7/01/58 7/28 at 100.00 10,318,627
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,180 4.329%, 7/01/40 7/28 at 100.00 2,068,922
61 4.536%, 7/01/53 7/28 at 100.00 55,747
31 4.784%, 7/01/58 7/28 at 100.00 29,204
Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation
Loan Note Revenue Bonds, Series 2015:
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 1,011,334
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 1,013,087
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
1/24 at 100.00 1,010,713
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 2,257,492
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.000%, 2/01/41
2/33 at 100.00 2,233,624
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Refunding Series 2017E,
5.000%, 2/01/32
2/28 at 100.00 2,168,446
695 Virginia Gateway Community Development Authority, Prince William County,
Virginia, Special Assessment Refunding Bonds, Series 2012, 5.000%, 3/01/25
1/24 at 100.00 686,982
2,000 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.250%, 7/01/48
7/33 at 100.00 2,234,427
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 1,982,232
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing
Program, Series 2012A, 5.000%, 11/01/42
1/24 at 100.00 25,014
345 Virginia Small Business Financing Authority, Tourism Development Financing
Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project,
Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 349,924
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 1,001,292
4,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 3,989,669
3,530 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A., 5.250%,
7/15/53
7/33 at 100.00 3,882,625

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 $ 1,045,260
Total Tax Obligation/Limited 76,519,982
Transportation - 22.8%
350 Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2016A, 4.000%, 7/01/36
7/26 at 100.00 352,684
Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016:
5,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 5,721,809
1,830 5.000%, 7/01/46 7/26 at 100.00 1,837,182
2,000 5.000%, 7/01/51 7/26 at 100.00 2,003,204
Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B:
3,000 4.750%, 7/15/32 7/28 at 100.00 3,129,736
1,755 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,818,543
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
1/24 at 100.00 1,620,289
2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 - AGM
Insured
10/29 at 100.00 2,340,099
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 1,875 ,101
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,826,510
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call 3,854,605
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call 7,655,008
3,300 Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 3,615,200
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32, (AMT)
10/30 at 100.00 1,090,745
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 5,269,225
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 655,721
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 3,064,478
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 3,189,376
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 3,487,327
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 1,058,252
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 4,179,594
1,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/42, (AMT)
10/32 at 100.00 1,564,347
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
95 5.000%, 8/01/26, (AMT) 12/23 at 100.00 95,004
595 5.000%, 8/01/31, (AMT) 12/23 at 100.00 594,960
Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/37 7/29 at 100.00 1,058,558
1,740 5.000%, 7/01/43 7/29 at 100.00 1,803,675

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Virginia Small Business Financing Authority, Private Activity Revenue Bonds,
Transform 66 P3 Project, Senior Lien Series 2017:
$ 7,800 5.000%, 12/31/49, (AMT) 6/27 at 100.00 $ 7,837,665
2,750 5.000%, 12/31/52, (AMT) 6/27 at 100.00 2,759,703
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
3,500 5.000%, 7/01/38, (AMT) 1/32 at 100.00 3,602,002
2,000 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,823,451
5,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 5,635,938
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River
Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 2,349,456
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 945,862
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 2,343,047
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 4,690,686
1,400 Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2017B, 5.000%, 7/01/37
7/27 at 100.00 1,459,280
Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2018:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,042,343
2,000 5.000%, 7/01/43 7/27 at 100.00 2,060,761
Total Transportation 103,311,426
U.S. Guaranteed - 7.3% (c)
140 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 142,279
100 Embrey Mill Community Development Authority, Virginia, Special Assessment
Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded 3/01/25)
3/25 at 100.00 102,873
1,000 Fairfax County Economic Development Authority, Virginia, County Facilities
Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34, (Pre-refunded
10/01/27)
10/27 at 100.00 1,083,918
Fairfax County Economic Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 717,151
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 4,878,854
Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 1,514,834
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 2,272,251
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,915,183
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 1,799,257
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 10,830,214
5,250 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26) - AGC Insured
10/26 at 100.00 5,758,226
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 1,666,794
Wylie Independent School District, Collin County, Texas, General Obligation
Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 325,470
Total U.S. Guaranteed 33,007,304

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 6.1%
$ 4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call $ 4,123,356
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 2,515,140
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 1,035,807
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 4,003,629
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control Revenue
Bonds, Virginia Electric and Power Company, Refunding Series 2008C,
1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call 1,971,893
1,715 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 1,801,364
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 4,039,258
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,940,641
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 1,742,196
1,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2023C,
5.000%, 1/15/47
1/34 at 100.00 1,094,462
2,500 Virginia Small Business Financing Authority, Solid Waste Disposal Revenue
Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT), (Mandatory Put
7/01/38), 144A
1/24 at 100.00 2,230,178
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 983,783
Total Utilities 27,481,707
Total Municipal Bonds
(cost $434,394,714) 429,779,934
Total Long-Term Investments
(cost $434,394,714) 429,779,934
Other Assets & Liabilities, Net - 5.0% 22,855,356
Net Assets - 100% $ 452,635,290
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2023 (Unaudited) Arizona Colorado Maryland New Mexico Pennsylvania Virginia
ASSETS
Long-term investments, at value
†
$ 149,830,283 $ 421,335,268 $ 214,032,298 $ 68,573,191 $ 368,747,911 $ 429,779,934
Cash – – – 681,409 7,431,936 3,066,591
Cash collateral at broker for investments in futures
contracts
(1)
– – – – 124,114 –
Receivables:
Interest 2,715,413 7,234,521 3,398,287 1,115,158 4,278,596 6,208,293
Investments sold – 2,923,560 15,000 – 2,900,000 2,005,000
Shares sold 2,269,901 8,080,834 9,906,611 1,545,300 22,064,686 14,248,151
Variation margin on futures contracts – – – – 31,891 –
Other 10,113 18,800 12,091 5,698 40,210 76,703
Total assets 154,825,710 439,592,983 227,364,287 71,920,756 405,619,344 455,384,672
LIABILITIES
Cash overdraft 5,860,095 2,974,546 2,227,907 – – –
Borrowings – – 4,600,000 – – –
Payables:
Management fees 64,424 171,214 84,876 28,892 149,447 171,962
Dividends 86,819 153,523 150,321 38,340 243,453 290,380
Interest – 315 26,270 21 3,884 19,381
Investments purchased - regular settlement – – – – 236,800 –
Investments purchased - when-issued/delayed-
delivery settlement – – – – 4,007,534 1,080,240
Shares redeemed 230,275 831,557 379,229 105,651 1,293,001 922,054
Accrued expenses:
Custodian fees 27,818 46,683 31,328 16,838 46,814 42,789
Trustees fees 3,347 15,516 6,564 1,533 37,596 73,822
Professional fees 23,229 28,176 24,531 22,245 29,634 31,067
Shareholder reporting expenses 7,085 15,117 8,733 2,675 18,450 18,764
Shareholder servicing agent fees 18,442 45,107 28,856 6,607 51,686 60,962
12b-1 distribution and service fees 13,684 33,003 17,220 8,130 34,495 37,906
Other 62 92 59 23 71 55
Total liabilities 6,335,280 4,314,849 7,585,894 230,955 6,152,865 2,749,382
Net assets $ 148,490,430 $ 435,278,134 $ 219,778,393 $ 71,689,801 $ 399,466,479 $ 452,635,290
NET ASSETS CONSIST OF:
Paid-in capital $ 166,057,239 $ 478,136,658 $ 249,037,482 $ 79,599,367 $ 439,244,117 $ 507,370,861
Total distributable earnings (loss) (17,566,809) (42,858,524) (29,259,089) (7,909,566) (39,777,638) (54,735,571)
Net assets $ 148,490,430 $ 435,278,134 $ 219,778,393 $ 71,689,801 $ 399,466,479 $ 452,635,290
†
Long-term investments, cost $ 154,829,883 $ 423,386,257 $ 223,227,217 $ 70,992,308 $ 392,848,821 $ 434,394,714

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
CLASS A:
Net assets $ 68,667,571 $ 156,911,011 $ 84,002,566 $ 43,706,947 $ 162,590,552 $ 185,705,955
Shares outstanding 6,871,917 15,674,544 8,630,284 4,587,163 16,158,148 18,236,195
Net asset value ("NAV") per share $ 9.99 $ 10.01 $ 9.73 $ 9.53 $ 10.06 $ 10.18
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.43 $ 10.45 $ 10.16 $ 9.95 $ 10.50 $ 10.63
CLASS C:
Net assets $ 3,430,604 $ 10,103,358 $ 4,469,773 $ 1,263,454 $ 10,596,261 $ 10,197,050
Shares outstanding 343,569 1,011,019 460,919 132,372 1,057,067 1,002,171
NAV and offering price per share $ 9.99 $ 9.99 $ 9.70 $ 9.54 $ 10.02 $ 10.17
CLASS I:
Net assets $ 76,392,255 $ 268,263,765 $ 131,306,054 $ 26,719,400 $ 226,279,666 $ 256,732,285
Shares outstanding 7,631,470 26,818,591 13,497,721 2,791,819 22,530,902 25,272,982
NAV and offering price per share $ 10.01 $ 10.00 $ 9.73 $ 9.57 $ 10.04 $ 10.16
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2023 (Unaudited) Arizona Colorado Maryland New Mexico
INVESTMENT INCOME
Interest $ 3,130,232 $ 9,040,583 $ 4,901,291 $ 1,465,908
Total investment income 3,130,232 9,040,583 4,901,291 1,465,908
EXPENSES
– – – –
Management fees 424,891 1,116,555 600,124 192,118
12b-1 service fees - Class A 69,935 158,418 86,492 45,402
12b-1 distribution and service fees - Class C 16,107 52,915 23,491 6,907
Shareholder servicing agent fees - Class A 13,353 29,549 19,304 7,233
Shareholder servicing agent fees - Class C 616 1,970 1,042 219
Shareholder servicing agent fees - Class I 17,908 51,527 32,154 4,496
Interest expense 2,638 12,805 47,668 7,032
Trustees fees 3,408 9,010 4,864 1,537
Registration fees 6,001 4,159 5,443 3,302
Professional fees 30,150 40,927 33,113 26,834
Shareholder reporting expenses 5,233 11,101 6,411 2,622
Other 7,858 9,232 8,472 7,303
Total expenses 598,098 1,498,168 868,578 305,005
Net investment income (loss) 2,532,134 7,542,415 4,032,713 1,160,903
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (3,156,274) (7,654,172) (4,505,595) (777,066)
Net realized gain (loss) (3,156,274) (7,654,172) (4,505,595) (777,066)
Change in unrealized appreciation (depreciation) on:
Investments 2,912,947 6,729,804 2,853,477 594,429
Net change in unrealized appreciation (depreciation) 2,912,947 6,729,804 2,853,477 594,429
Net realized and unrealized gain (loss) (243,327) (924,368) (1,652,118) (182,637)
Net increase (decrease) in net assets from operations $ 2,288,807 $ 6,618,047 $ 2,380,595 $ 978,266

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended November 30, 2023 (Unaudited) Pennsylvania Virginia
INVESTMENT INCOME
Interest $ 7,616,252 $ 9,488,662
Total investment income 7,616,252 9,488,662
EXPENSES
– –
Management fees 1,049,880 1,155,923
12b-1 service fees - Class A 167,934 178,828
12b-1 distribution and service fees - Class C 55,505 54,781
Shareholder servicing agent fees - Class A 39,703 40,694
Shareholder servicing agent fees - Class C 2,618 2,480
Shareholder servicing agent fees - Class I 57,164 62,161
Interest expense 56,280 68,941
Trustees fees 8,585 9,435
Registration fees 3,225 3,656
Professional fees 41,029 42,988
Shareholder reporting expenses 12,597 12,538
Other 9,687 9,956
Total expenses 1,504,207 1,642,381
Net investment income (loss) 6,112,045 7,846,281
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (9,895,931) (4,436,523)
Futures contracts 363,955 —
Net realized gain (loss) (9,531,976) (4,436,523)
Change in unrealized appreciation (depreciation) on:
Investments 6,632,287 2,698,747
Futures contracts 35,040 —
Net change in unrealized appreciation (depreciation) 6,667,327 2,698,747
Net realized and unrealized gain (loss) (2,864,649) (1,737,776)
Net increase (decrease) in net assets from operations $ 3,247,396 $ 6,108,505

Statement of Changes in Net Assets
See Notes to Financial Statements

Arizona Colorado
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 2,532,134 $ 4,566,806 $ 7,542,415 $ 13,622,549
Net realized gain (loss) (3,156,274) (4,290,770) (7,654,172) (21,226,276)
Net change in unrealized appreciation (depreciation) 2,912,947 (1,895,837) 6,729,804 2,745,286
Net increase (decrease) in net assets from operations 2,288,807 (1,619,801) 6,618,047 (4,858,441)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (985,883) (1,751,551) (2,589,773) (4,483,501)
Class C (32,342) (60,801) (128,425) (249,104)
Class I (1,422,012) (2,594,402) (4,774,270) (8,217,622)
Total distributions (2,440,237) (4,406,754) (7,492,468) (12,950,227)
FUND SHARE TRANSACTIONS
Subscriptions 29,197,655 69,831,515 84,941,416 194,591,101
Reinvestments of distributions 1,937,620 3,260,283 6,551,927 11,146,147
Redemptions (54,795,751) (71,039,241) (112,070,814) (226,703,022)
Net increase (decrease) from Fund share transactions (23,660,476) 2,052,557 (20,577,471) (20,965,774)
Net increase (decrease) in net assets (23,811,906) (3,973,998) (21,451,892) (38,774,442)
Net assets at the beginning of period 172,302,336 176,276,334 456,730,026 495,504,468
Net assets at the end of period $ 148,490,430 $ 172,302,336 $ 435,278,134 $ 456,730,026

See Notes to Financial Statements

Maryland New Mexico
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 4,032,713 $ 7,616,957 $ 1,160,903 $ 2,177,450
Net realized gain (loss) (4,505,595) (5,697,914) (777,066) (1,636,375)
Net change in unrealized appreciation (depreciation) 2,853,477 (5,498,804) 594,429 (1,551,282)
Net increase (decrease) in net assets from operations 2,380,595 (3,579,761) 978,266 (1,010,207)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,391,567) (2,502,675) (677,581) (1,241,514)
Class C (56,265) (120,518) (14,875) (29,171)
Class I (2,515,703) (4,692,843) (448,617) (776,392)
Total distributions (3,963,535) (7,316,036) (1,141,073) (2,047,077)
FUND SHARE TRANSACTIONS
Subscriptions 62,305,117 112,478,063 9,382,568 18,056,300
Reinvestments of distributions 2,868,344 5,200,757 920,617 1,646,901
Redemptions (94,249,786) (127,597,797) (15,143,857) (29,462,396)
Net increase (decrease) from Fund share transactions (29,076,325) (9,918,977) (4,840,672) (9,759,195)
Net increase (decrease) in net assets (30,659,265) (20,814,774) (5,003,479) (12,816,479)
Net assets at the beginning of period 250,437,658 271,252,432 76,693,280 89,509,759
Net assets at the end of period $ 219,778,393 $ 250,437,658 $ 71,689,801 $ 76,693,280

See Notes to Financial Statements

Pennsylvania Virginia
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 6,112,045 $ 12,448,438 $ 7,846,281 $ 15,460,352
Net realized gain (loss) (9,531,976) (5,767,947) (4,436,523) (18,128,595)
Net change in unrealized appreciation (depreciation) 6,667,327 (18,805,875) 2,698,747 (5,654,671)
Net increase (decrease) in net assets from operations 3,247,396 (12,125,384) 6,108,505 (8,322,914)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,315,956) (4,484,113) (2,881,563) (5,043,613)
Class C (106,973) (237,581) (130,966) (261,663)
Class I (3,572,579) (7,411,027) (4,685,836) (8,923,945)
Total distributions (5,995,508) (12,132,721) (7,698,365) (14,229,221)
FUND SHARE TRANSACTIONS
Subscriptions 92,594,217 166,706,374 111,733,571 258,637,035
Reinvestments of distributions 4,629,889 9,143,099 5,860,419 10,641,403
Redemptions (143,623,003) (231,412,202) (155,976,464) (333,985,461)
Net increase (decrease) from Fund share transactions (46,398,897) (55,562,729) (38,382,474) (64,707,023)
Net increase (decrease) in net assets (49,147,009) (79,820,834) (39,972,334) (87,259,158)
Net assets at the beginning of period 448,613,488 528,434,322 492,607,624 579,866,782
Net assets at the end of period $ 399,466,479 $ 448,613,488 $ 452,635,290 $ 492,607,624

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Arizona
Class
A
11/30/23(d)
$ 9.95 $ 0.14 $ 0.04 $ 0.18 $ (0.14) $ — $ (0.14) $ 9.99
5/31/23
10.31 0.26 (0.37) (0.11) (0.25) — (0.25) 9.95
5/31/22
11.36 0.22 (1.05) (0.83) (0.22) — (0.22) 10.31
5/31/21
11.03 0.25 0.35 0.60 (0.27) — (0.27) 11.36
5/31/20
10.98 0.28 0.06 0.34 (0.29) — (0.29) 11.03
5/31/19
10.68 0.30 0.29 0.59 (0.29) — (0.29) 10.98
Class
C
11/30/23(d)
9.94 0.10 0.05 0.15 (0.10) — (0.10) 9.99
5/31/23
10.31 0.18 (0.38) (0.20) (0.17) — (0.17) 9.94
5/31/22
11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
5/31/21
11.03 0.16 0.34 0.50 (0.18) — (0.18) 11.35
5/31/20
10.98 0.19 0.07 0.26 (0.21) — (0.21) 11.03
5/31/19
10.68 0.21 0.30 0.51 (0.21) — (0.21) 10.98
Class
I
11/30/23(d)
9.97 0.15 0.04 0.19 (0.15) — (0.15) 10.01
5/31/23
10.33 0.28 (0.37) (0.09) (0.27) — (0.27) 9.97
5/31/22
11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
5/31/21
11.06 0.28 0.33 0.61 (0.29) — (0.29) 11.38
5/31/20
11.01 0.30 0.07 0.37 (0.32) — (0.32) 11.06
5/31/19
10.71 0.32 0.30 0.62 (0.32) — (0.32) 11.01
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .83% $ 68,668 0 .81% (e) 0 .81% (e) 2 .94% (e) 10%
( 1 .03 ) 72,638 0 .82 0 .82 2 .61 22
( 7 .46 ) 71,380 0 .81 0 .80 2 .00 16
5 .44 87,105 0 .82 0 .81 2 .24 4
3 .15 61,110 0 .84 0 .83 2 .54 13
5 .67 57,476 0 .86 0 .86 2 .78 6
1 .52 3,431 1 .61 (e) 1 .61 (e) 2 .14 (e) 10
( 1 .91 ) 3,211 1 .62 1 .62 1 .79 22
( 8 .12 ) 4,362 1 .61 1 .60 1 .20 16
4 .52 5,474 1 .62 1 .61 1 .45 4
2 .35 4,909 1 .64 1 .63 1 .74 13
4 .85 4,209 1 .66 1 .66 1 .99 6
1 .94 76,392 0 .61 (e) 0 .61 (e) 3 .12 (e) 10
( 0 .83 ) 96,453 0 .62 0 .62 2 .80 22
( 7 .25 ) 100,535 0 .61 0 .60 2 .20 16
5 .56 113,625 0 .62 0 .61 2 .44 4
3 .37 79,716 0 .64 0 .63 2 .74 13
5 .90 64,435 0 .66 0 .66 2 .98 6

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Colorado
Class
A
11/30/23(d)
$ 9.99 $ 0.16 $ 0.02 $ 0.18 $ (0.16) $ — $ (0.16) $ 10.01
5/31/23
10.33 0.28 (0.35) (0.07) (0.27) — (0.27) 9.99
5/31/22
11.34 0.22 (1.03) (0.81) (0.20) — (0.20) 10.33
5/31/21
11.03 0.23 0.31 0.54 (0.23) — (0.23) 11.34
5/31/20
10.89 0.27 0.16 0.43 (0.29) — (0.29) 11.03
5/31/19
10.63 0.33 0.28 0.61 (0.35) — (0.35) 10.89
Class
C
11/30/23(d)
9.97 0.12 0.02 0.14 (0.12) — (0.12) 9.99
5/31/23
10.31 0.20 (0.35) (0.15) (0.19) — (0.19) 9.97
5/31/22
11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
5/31/21
11.01 0.14 0.31 0.45 (0.14) — (0.14) 11.32
5/31/20
10.87 0.18 0.17 0.35 (0.21) — (0.21) 11.01
5/31/19
10.61 0.25 0.27 0.52 (0.26) — (0.26) 10.87
Class
I
11/30/23(d)
9.98 0.17 0.02 0.19 (0.17) — (0.17) 10.00
5/31/23
10.32 0.30 (0.35) (0.05) (0.29) — (0.29) 9.98
5/31/22
11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
5/31/21
11.02 0.25 0.31 0.56 (0.25) — (0.25) 11.33
5/31/20
10.89 0.29 0.16 0.45 (0.32) — (0.32) 11.02
5/31/19
10.63 0.35 0.27 0.62 (0.36) — (0.36) 10.89
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .85% $ 156,911 0 .78% (e) 0 .77% (e) 3 .28% (e) 22%
( 0 .63 ) 163,150 0 .78 0 .78 2 .84 41
( 7 .26 ) 179,414 0 .77 0 .77 1 .97 18
4 .94 229,010 0 .77 0 .77 2 .03 4
4 .02 185,700 0 .78 0 .78 2 .47 20
5 .84 131,996 0 .82 0 .82 3 .15 19
1 .43 10,103 1 .58 (e) 1 .57 (e) 2 .48 (e) 22
( 1 .44 ) 11,383 1 .58 1 .58 2 .02 41
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
4 .12 20,174 1 .57 1 .57 1 .23 4
3 .21 17,392 1 .58 1 .58 1 .68 20
4 .96 13,538 1 .62 1 .62 2 .36 19
1 .95 268,264 0 .58 (e) 0 .57 (e) 3 .47 (e) 22
( 0 .44 ) 282,198 0 .58 0 .58 3 .03 41
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18
5 .16 321,648 0 .57 0 .57 2 .22 4
4 .14 248,133 0 .58 0 .58 2 .67 20
6 .02 172,702 0 .62 0 .62 3 .35 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Maryland
Class
A
11/30/23(d)
$ 9.71 $ 0.16 $ 0.01 $ 0.17 $ (0.15) $ — $ (0.15) $ 9.73
5/31/23
10.10 0.29 (0.41) (0.12) (0.27) — (0.27) 9.71
5/31/22
11.13 0.24 (1.04) (0.80) (0.23) — (0.23) 10.10
5/31/21
10.68 0.26 0.45 0.71 (0.26) — (0.26) 11.13
5/31/20
10.78 0.28 (0.09) 0.19 (0.29) — (0.29) 10.68
5/31/19
10.59 0.32 0.19 0.51 (0.32) — (0.32) 10.78
Class
C
11/30/23(d)
9.67 0.12 0.02 0.14 (0.11) — (0.11) 9.70
5/31/23
10.06 0.21 (0.41) (0.20) (0.19) — (0.19) 9.67
5/31/22
11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
5/31/21
10.63 0.18 0.44 0.62 (0.17) — (0.17) 11.08
5/31/20
10.74 0.19 (0.09) 0.10 (0.21) — (0.21) 10.63
5/31/19
10.54 0.24 0.19 0.43 (0.23) — (0.23) 10.74
Class
I
11/30/23(d)
9.70 0.17 0.03 0.20 (0.17) — (0.17) 9.73
5/31/23
10.10 0.30 (0.41) (0.11) (0.29) — (0.29) 9.70
5/31/22
11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
5/31/21
10.68 0.29 0.44 0.73 (0.28) — (0.28) 11.13
5/31/20
10.78 0.30 (0.08) 0.22 (0.32) — (0.32) 10.68
5/31/19
10.59 0.34 0.19 0.53 (0.34) — (0.34) 10.78
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .83% $ 84,003 0 .84% (e) 0 .80% (e) 3 .30% (e) 4%
( 1 .11 ) 88,766 0 .80 0 .80 2 .92 23
( 7 .27 ) 96,337 0 .78 0 .78 2 .25 22
6 .72 116,909 0 .80 0 .80 2 .40 9
1 .79 97,106 0 .81 0 .81 2 .59 18
4 .90 83,241 0 .84 0 .84 3 .06 17
1 .52 4,470 1 .64 (e) 1 .60 (e) 2 .49 (e) 4
( 1 .94 ) 5,111 1 .60 1 .60 2 .12 23
( 7 .98 ) 7,861 1 .58 1 .58 1 .45 22
5 .88 10,445 1 .60 1 .60 1 .61 9
0 .98 12,507 1 .61 1 .61 1 .79 18
4 .09 11,164 1 .63 1 .63 2 .26 17
2 .06 131,306 0 .64 (e) 0 .60 (e) 3 .47 (e) 4
( 1 .02 ) 156,560 0 .60 0 .60 3 .12 23
( 7 .06 ) 167,055 0 .58 0 .58 2 .45 22
6 .93 175,495 0 .60 0 .60 2 .59 9
2 .01 130,951 0 .61 0 .61 2 .79 18
5 .14 123,900 0 .64 0 .64 3 .26 17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Mexico
Class
A
11/30/23(d)
$ 9.50 $ 0.14 $ 0.03 $ 0.17 $ (0.14) $ — $ (0.14) $ 9.53
5/31/23
9.85 0.26 (0.37) (0.11) (0.24) — (0.24) 9.50
5/31/22
10.75 0.23 (0.90) (0.67) (0.23) — (0.23) 9.85
5/31/21
10.53 0.25 0.22 0.47 (0.25) — (0.25) 10.75
5/31/20
10.42 0.28 0.13 0.41 (0.30) — (0.30) 10.53
5/31/19
10.23 0.30 0.20 0.50 (0.31) — (0.31) 10.42
Class
C
11/30/23(d)
9.51 0.10 0.03 0.13 (0.10) — (0.10) 9.54
5/31/23
9.87 0.18 (0.37) (0.19) (0.17) — (0.17) 9.51
5/31/22
10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
5/31/21
10.55 0.17 0.21 0.38 (0.16) — (0.16) 10.77
5/31/20
10.44 0.20 0.12 0.32 (0.21) — (0.21) 10.55
5/31/19
10.24 0.22 0.20 0.42 (0.22) — (0.22) 10.44
Class
I
11/30/23(d)
9.54 0.15 0.03 0.18 (0.15) — (0.15) 9.57
5/31/23
9.90 0.28 (0.37) (0.09) (0.27) — (0.27) 9.54
5/31/22
10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
5/31/21
10.58 0.27 0.23 0.50 (0.27) — (0.27) 10.81
5/31/20
10.47 0.30 0.13 0.43 (0.32) — (0.32) 10.58
5/31/19
10.28 0.32 0.20 0.52 (0.33) — (0.33) 10.47
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .83% $ 43,707 0 .87% (e) 0 .85% (e) 3 .03% (e) 4%
( 1 .05 ) 46,298 0 .87 0 .86 2 .72 17
( 6 .35 ) 57,918 0 .84 0 .84 2 .21 15
4 .48 62,010 0 .85 0 .85 2 .36 10
3 .94 57,402 0 .86 0 .86 2 .68 5
4 .95 48,950 0 .88 0 .88 2 .97 15
1 .41 1,263 1 .67 (e) 1 .65 (e) 2 .22 (e) 4
( 1 .93 ) 1,516 1 .67 1 .66 1 .92 17
( 7 .08 ) 1,915 1 .64 1 .64 1 .41 15
3 .66 2,592 1 .65 1 .65 1 .56 10
3 .11 2,814 1 .66 1 .66 1 .89 5
4 .19 2,469 1 .68 1 .68 2 .17 15
1 .92 26,719 0 .67 (e) 0 .65 (e) 3 .21 (e) 4
( 0 .91 ) 28,879 0 .67 0 .66 2 .92 17
( 6 .20 ) 29,677 0 .64 0 .64 2 .41 15
4 .79 33,372 0 .65 0 .65 2 .56 10
4 .15 28,740 0 .66 0 .66 2 .88 5
5 .17 24,647 0 .68 0 .68 3 .17 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Pennsylvania
Class
A
11/30/23(d)
$ 10.05 $ 0.14 $ 0.01 $ 0.15 $ (0.14) $ — $ (0.14) $ 10.06
5/31/23
10.54 0.26 (0.50) (0.24) (0.25) — (0.25) 10.05
5/31/22
11.44 0.24 (0.92) (0.68) (0.22) — (0.22) 10.54
5/31/21
11.19 0.25 0.31 0.56 (0.26) (0.05) (0.31) 11.44
5/31/20
11.15 0.29 0.04 0.33 (0.29) (—)(f) (0.29) 11.19
5/31/19
10.80 0.33 0.40 0.73 (0.34) (0.04) (0.38) 11.15
Class
C
11/30/23(d)
10.01 0.10 0.01 0.11 (0.10) — (0.10) 10.02
5/31/23
10.50 0.17 (0.49) (0.32) (0.17) — (0.17) 10.01
5/31/22
11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
5/31/21
11.14 0.16 0.31 0.47 (0.17) (0.05) (0.22) 11.39
5/31/20
11.11 0.20 0.03 0.23 (0.20) (—)(f) (0.20) 11.14
5/31/19
10.76 0.24 0.40 0.64 (0.25) (0.04) (0.29) 11.11
Class
I
11/30/23(d)
10.03 0.15 0.01 0.16 (0.15) — (0.15) 10.04
5/31/23
10.52 0.28 (0.50) (0.22) (0.27) — (0.27) 10.03
5/31/22
11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
5/31/21
11.17 0.27 0.31 0.58 (0.28) (0.05) (0.33) 11.42
5/31/20
11.13 0.31 0.05 0.36 (0.32) (—)(f) (0.32) 11.17
5/31/19
10.79 0.35 0.38 0.73 (0.35) (0.04) (0.39) 11.13
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1.49% $ 162,591% 0.80% (e) % 0.77% (e) 2.80% (e) 11%
(2.27) 174,354 0.80 0.79 2.53 6
(6.02) 200,786 0.76 0.76 2.12 17
5.07 199,228 0.77 0.77 2.23 16
3.02 175,578 0.78 0.78 2.60 12
6.91 152,034 0.80 0.80 3.03 14
1.07 10,596 1.60 (e) 1.57 (e) 2.00 (e) 11
(3.07) 12,749 1.60 1.59 1.73 6
(6.71) 17,063 1.56 1.56 1.31 17
4.26 20,858 1.57 1.57 1.43 16
2.12 19,708 1.58 1.58 1.80 12
6.05 18,812 1.60 1.60 2.24 14
1.59 226,280 0.60 (e) 0.57 (e) 2.99 (e) 11
(2.07) 261,510 0.60 0.59 2.72 6
(5.83) 310,585 0.56 0.56 2.32 17
5.30 329,936 0.57 0.57 2.43 16
3.24 280,596 0.58 0.58 2.80 12
7.00 243,370 0.60 0.60 3.23 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Virginia
Class
A
11/30/23(d)
$ 10.17 $ 0.16 $ 0.01 $ 0.17 $ (0.16) $ — $ (0.16) $ 10.18
5/31/23
10.54 0.30 (0.40) (0.10) (0.27) — (0.27) 10.17
5/31/22
11.65 0.24 (1.12) (0.88) (0.23) — (0.23) 10.54
5/31/21
11.28 0.25 0.38 0.63 (0.26) — (0.26) 11.65
5/31/20
11.25 0.28 0.05 0.33 (0.30) — (0.30) 11.28
5/31/19
11.00 0.32 0.25 0.57 (0.32) — (0.32) 11.25
Class
C
11/30/23(d)
10.16 0.12 0.01 0.13 (0.12) — (0.12) 10.17
5/31/23
10.53 0.20 (0.38) (0.18) (0.19) — (0.19) 10.16
5/31/22
11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
5/31/21
11.27 0.16 0.38 0.54 (0.17) — (0.17) 11.64
5/31/20
11.24 0.19 0.05 0.24 (0.21) — (0.21) 11.27
5/31/19
10.99 0.23 0.25 0.48 (0.23) — (0.23) 11.24
Class
I
11/30/23(d)
10.14 0.17 0.02 0.19 (0.17) — (0.17) 10.16
5/31/23
10.51 0.32 (0.40) (0.08) (0.29) — (0.29) 10.14
5/31/22
11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
5/31/21
11.25 0.27 0.38 0.65 (0.28) — (0.28) 11.62
5/31/20
11.23 0.30 0.04 0.34 (0.32) — (0.32) 11.25
5/31/19
10.97 0.34 0.26 0.60 (0.34) — (0.34) 11.23
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .72% $ 185,706 0 .80% (e) 0 .77% (e) 3 .28% (e) 6%
( 0 .89 ) 181,817 0 .78 0 .78 2 .91 26
( 7 .68 ) 211,228 0 .76 0 .76 2 .09 27
5 .63 266,280 0 .77 0 .77 2 .18 6
2 .94 228,436 0 .78 0 .78 2 .49 10
5 .34 202,986 0 .80 0 .80 2 .93 29
1 .31 10,197 1 .60 (e) 1 .57 (e) 2 .47 (e) 6
( 1 .68 ) 12,028 1 .58 1 .58 2 .10 26
( 8 .42 ) 16,787 1 .56 1 .56 1 .29 27
4 .82 21,904 1 .57 1 .57 1 .38 6
2 .13 21,219 1 .58 1 .58 1 .69 10
4 .48 18,999 1 .60 1 .60 2 .13 29
1 .92 256,732 0 .60 (e) 0 .57 (e) 3 .45 (e) 6
( 0 .68 ) 298,763 0 .58 0 .58 3 .10 26
( 7 .50 ) 351,852 0 .56 0 .56 2 .29 27
5 .86 379,172 0 .57 0 .57 2 .37 6
3 .06 306,442 0 .58 0 .58 2 .69 10
5 .62 226,267 0 .60 0 .60 3 .12 29

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”),
Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond
Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a
“Fund” and collectively, the “Funds”), as diversified funds among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Arizona
$ 22,592
Colorado
38,498
Maryland
34,795
New Mexico
11,567
Pennsylvania
41,184
Virginia
47,504

Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Notes to Financial Statements
(Unaudited) (continued)
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 149,830,283 $ – $ 149,830,283
Total $ – $ 149,830,283 $ – $ 149,830,283
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 421,335,268 $ – $ 421,335,268
Total $ – $ 421,335,268 $ – $ 421,335,268
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 214,032,298 $ – $ 214,032,298
Total $ – $ 214,032,298 $ – $ 214,032,298
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 68,573,191 $ – $ 68,573,191
Total $ – $ 68,573,191 $ – $ 68,573,191
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 342,804,645 $ 50* $ 342,804,695
Common Stocks – 25,929,120 – 25,929,120
Variable Rate Senior Loan Interests – – 14,096* 14,096
Investments in Derivatives:
Futures Contracts** (31,666) – – (31,666)
Total $ (31,666) $ 368,733,765 $ 14,146 $ 368,716,245

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 429,779,934 $ – $ 429,779,934
Total $ – $ 429,779,934 $ – $ 429,779,934
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
** Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

Notes to Financial Statements
(Unaudited) (continued)
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, Pennsylvania used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Fund has invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Arizona
$ 16,247,771 $ 34,171,396
Colorado
96,438,558 115,927,807
Maryland
10,081,155 39,153,302
New Mexico
2,802,666 9,460,253
Pennsylvania
45,106,292 114,396,046
Virginia
25,993,621 80,792,172
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Pennsylvania $ 5,306,695
*
The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Pennsylvania
Futures contracts Interest rate Unrealized
depreciation on
futures contracts
*
$ (31,666) - $ -
1 1 1 1 1 1 1 1

During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
*
The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of
Assets and Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Pennsylvania
Futures contracts Interest rate $ 363,955 $ 35,040
Six Months Ended
11/30/23
Year Ended
5/31/23
Arizona Shares Amount Shares Amount
Subscriptions:
Class A 268,531 $2,647,864 2,051,157 $20,387,809
Class C 44,693 440,033 26,133 259,557
Class I 2,657,156 26,109,758 4,922,093 49,184,149
Total subscriptions 2,970,380 29,197,655 6,999,383 69,831,515
Reinvestments of distributions:
Class A 83,422 817,384 139,816 1,393,804
Class C 2,907 28,462 5,217 51,956
Class I 111,295 1,091,774 181,736 1,814,523
Total reinvestments of distributions 197,624 1,937,620 326,769 3,260,283
Redemptions:
Class A (778,373) (7,633,343) (1,813,920) (18,187,304)
Class C (26,896) (266,225) (131,746) (1,328,915)
Class I (4,810,625) (46,896,183) (5,160,682) (51,523,022)
Total redemptions (5,615,894) (54,795,751) (7,106,348) (71,039,241)
Net increase (decrease) (2,447,890) $(23,660,476) 219,804 $2,052,557

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
11/30/23
Year Ended
5/31/23
Colorado Shares Amount Shares Amount
Subscriptions:
Class A 1,295,693 $12,684,648 3,715,243 $37,169,527
Class C 31,932 311,152 121,790 1,223,418
Class I 7,345,199 71,945,616 15,675,217 156,198,156
Total subscriptions 8,672,824 84,941,416 19,512,250 194,591,101
Reinvestments of distributions:
Class A 251,933 2,474,211 430,858 4,304,292
Class C 12,594 123,478 23,942 238,675
Class I 403,338 3,954,238 661,499 6,603,180
Total reinvestments of distributions 667,865 6,551,927 1,116,299 11,146,147
Redemptions:
Class A (2,207,266) (21,550,982) (5,176,688) (51,522,909)
Class C (175,325) (1,715,208) (551,359) (5,489,667)
Class I (9,206,001) (88,804,624) (17,135,622) (169,690,446)
Total redemptions (11,588,592) (112,070,814) (22,863,669) (226,703,022)
Net increase (decrease) (2,247,903) $(20,577,471) (2,235,120) $(20,965,774)
Six Months Ended
11/30/23
Year Ended
5/31/23
Maryland Shares Amount Shares Amount
Subscriptions:
Class A 572,122 $5,511,687 1,732,808 $16,944,239
Class A - automatic conversion of Class C — — 3,638 35,822
Class C 21,777 207,577 124,262 1,197,719
Class I 5,989,487 56,585,853 9,751,842 94,300,283
Total subscriptions 6,583,386 62,305,117 11,612,550 112,478,063
Reinvestments of distributions:
Class A 109,160 1,041,349 189,893 1,843,365
Class C 4,284 40,755 9,480 91,602
Class I 187,430 1,786,240 336,648 3,265,790
Total reinvestments of distributions 300,874 2,868,344 536,021 5,200,757
Redemptions:
Class A (1,194,505) (11,430,073) (2,321,548) (22,592,017)
Class C (93,616) (887,589) (383,042) (3,698,922)
Class C - automatic conversion to Class A — — (3,652) (35,822)
Class I (8,811,716) (81,932,124) (10,503,222) (101,271,036)
Total redemptions (10,099,837) (94,249,786) (13,211,464) (127,597,797)
Net increase (decrease) (3,215,577) $(29,076,325) (1,062,893) $(9,918,977)
Six Months Ended
11/30/23
Year Ended
5/31/23
New Mexico Shares Amount Shares Amount
Subscriptions:
Class A 250,117 $2,351,848 648,962 $6,106,307
Class C 3,536 32,615 18,129 174,440
Class I 740,640 6,998,105 1,229,435 11,775,553
Total subscriptions 994,293 9,382,568 1,896,526 18,056,300
Reinvestments of distributions:
Class A 60,158 563,006 109,661 1,045,044
Class C 1,455 13,647 2,757 26,305
Class I 36,619 343,964 60,147 575,552
Total reinvestments of distributions 98,232 920,617 172,565 1,646,901
Redemptions:
Class A (597,331) (5,546,255) (1,765,283) (16,873,649)
Class C (32,005) (297,280) (55,593) (531,702)
Class I (1,012,569) (9,300,322) (1,261,254) (12,057,045)
Total redemptions (1,641,905) (15,143,857) (3,082,130) (29,462,396)
Net increase (decrease) (549,380) $(4,840,672) (1,013,039) $(9,759,195)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
11/30/23
Year Ended
5/31/23
Pennsylvania Shares Amount Shares Amount
Subscriptions:
Class A 2,293,024 $22,321,082 6,919,131 $69,090,468
Class A - automatic conversion of Class C 19,103 187,643 10,021 101,368
Class C 22,511 222,259 148,776 1,460,760
Class I 7,105,186 69,863,233 9,550,702 96,053,778
Total subscriptions 9,439,824 92,594,217 16,628,630 166,706,374
Reinvestments of distributions:
Class A 211,822 2,096,894 396,743 4,006,067
Class C 10,599 104,613 23,012 231,339
Class I 245,897 2,428,382 486,841 4,905,693
Total reinvestments of distributions 468,318 4,629,889 906,596 9,143,099
Redemptions:
Class A (3,708,952) (36,181,935) (9,031,447) (90,451,789)
Class C (230,018) (2,291,272) (514,063) (5,184,508)
Class C - automatic conversion to Class A (19,169) (187,643) (10,064) (101,368)
Class I (10,883,658) (104,962,153) (13,495,505) (135,674,537)
Total redemptions (14,841,797) (143,623,003) (23,051,079) (231,412,202)
Net increase (decrease) (4,933,655) $(46,398,897) (5,515,853) $(55,562,729)
Six Months Ended
11/30/23
Year Ended
5/31/23
Virginia Shares Amount Shares Amount
Subscriptions:
Class A 2,545,536 $25,105,098 5,139,065 $51,909,025
Class A - automatic conversion of Class C — — 1,654 17,072
Class C 39,091 391,897 146,780 1,503,452
Class I 8,678,378 86,236,576 20,289,097 205,207,486
Total subscriptions 11,263,005 111,733,571 25,576,596 258,637,035
Reinvestments of distributions:
Class A 241,182 2,412,731 415,669 4,222,645
Class C 11,496 114,982 23,769 241,273
Class I 334,096 3,332,706 609,495 6,177,485
Total reinvestments of distributions 586,774 5,860,419 1,048,933 10,641,403
Redemptions:
Class A (2,433,083) (24,159,768) (7,719,243) (78,101,557)
Class C (232,557) (2,339,375) (579,284) (5,880,926)
Class C - automatic conversion to Class A — — (1,656) (17,072)
Class I (13,196,905) (129,477,321) (24,906,961) (249,985,906)
Total redemptions (15,862,545) (155,976,464) (33,207,144) (333,985,461)
Net increase (decrease) (4,012,766) $(38,382,474) (6,581,615) $(64,707,023)

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 154,798,478 $ 945,689 $ (5,913,884) $ (4,968,195)
Colorado
423,411,236 5,735,331 (7,811,299) (2,075,968)
Maryland
223,153,803 1,644,767 (10,766,272) (9,121,505)
New Mexico
70,988,295 334,966 (2,750,070) (2,415,104)
Pennsylvania
392,863,708 18,996,823 (43,144,286) (24,147,463)
Virginia
434,039,927 10,472,730 (14,732,723) (4,259,993)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 511,420 $ — $ — $ (7,894,016) $ (9,643,026) $ — $ (389,757) $ (17,415,379)
Colorado
2,100,780 — — (8,833,962) (34,004,430) — (1,246,490) (41,984,102)
Maryland
1,657,601 1,090 — (12,008,556) (16,001,279) — (1,325,006) (27,676,150)
New Mexico
246,414 — — (3,011,338) (4,792,684) — (189,151) (7,746,759)
Pennsylvania
1,368,932 — — (30,809,353) (6,558,889) — (1,030,217) (37,029,527)
Virginia
2,202,755 238 — (6,954,067) (47,078,978) — (1,315,658) (53,145,710)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2023 through May 31, 2023 and paid on June 1, 2023.
Fund
Short-Term Long-Term Total
Arizona
$ 3,548,479 $ 6,094,547 $ 9,643,026
Colorado
10,189,624 23,814,806 34,004,430
Maryland
6,304,623 9,696,656 16,001,279
New Mexico
1,369,173 3,423,511 4,792,684
Pennsylvania
1,746,408 4,812,481 6,558,889
Virginia
17,351,485 29,727,493 47,078,978

The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2023, the complex-level fee rate for each Fund was as follows:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Arizona
0.1608%
Colorado
0.1658%
Maryland
0.1608%
New Mexico
0.1608%
Pennsylvania
0.1608%
Virginia
0.1608%

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 3,636,996 $ 7,415,441 $ (759,990)
Colorado
26,630,670 25,561,192 (1,358,886)
Maryland
— — —
New Mexico
972,630 — —
Pennsylvania
— — —
Virginia
2,190,865 — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Arizona
$ 19,871 $ 19,280
Colorado
103,469 98,679
Maryland
48,256 46,563
New Mexico
25,447 24,336
Pennsylvania
20,076 18,120
Virginia
102,149 97,607
Fund
Commission
Advances
Arizona
$ 19,566
Colorado
70,973
Maryland
37,663
New Mexico
17,549
Pennsylvania
5,837
Virginia
71,373
Fund
12b-1 Fees
Retained
Arizona
$ —
Colorado
7,208
Maryland
2,131
New Mexico
—
Pennsylvania
7,363
Virginia
10,939

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Fund
CDSC
Retained
Arizona
$ 957
Colorado
3,899
Maryland
4,475
New Mexico
51
Pennsylvania
42
Virginia
283
Fund
Maximum
Outstanding
Balance
Arizona
$ 1,741,677
Colorado
—
Maryland
10,800,000
New Mexico
—
Pennsylvania
21,000,000
Virginia
17,000,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
6 $ 1,024,071 6.41%
Colorado
— — —
Maryland
28 5,868,198 6.53
New Mexico
— — —
Pennsylvania
20 7,139,253 6.39
Virginia
33 6,559,872 6.51

Notes to Financial Statements
(Unaudited) (continued)
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023, for Nuveen Multistate Trust I; at this meeting the shareholders were asked to elect Board members.
Nuveen Multistate
Trust I
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For   147,013,985
Withhold   5,172,656
Total   152,186,641
Michael A. Forrester
For   146,985,004
Withhold   5,201,637
Total   152,186,641
Thomas J. Kenny
For   147,043,674
Withhold   5,142,967
Total   152,186,641
Amy B.R. Lancellotta
For   147,437,727
Withhold   4,748,914
Total   152,186,641
Joanne T. Medero
For   147,314,170
Withhold   4,872,471
Total   152,186,641
Albin F. Moschner
For   146,988,856
Withhold 5,197,785
Total   152,186,641
John K. Nelson
For    146,892,139
Withhold   5,294,502
Total   152,186,641
Loren M. Starr
For   146,189,885
Withhold   5,996,756
Total   152,186,641
Matthew Thornton III
For   147,011,221
Withhold   5,175,420
Total   152,186,641
Terence J. Toth
For   146,548,508
Withhold 5,638,133
Total   152,186,641
Margaret L. Wolff
For   147,574,814
Withhold   4,611,827
Total 152,186,641
Robert L. Young
For   147,071,038
Withhold   5,115,603
Total   152,186,641

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS2-1123P 3299633-INV-B-01/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: February 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 2, 2024